UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Gregory F. Niland

Capital Income Builder

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2023

Seeking income growth
opportunities from
around the world

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–3.26%	5.03%	5.62%
Class A shares (reflecting 5.75% maximum sales charge)	–9.03	3.57	4.78

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.36% for Class F-2 shares and 0.59% for Class A shares as of the prospectus dated January 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of April 30, 2023, was 3.66% for Class F-2 shares and 3.27% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The Class A share results reflect the 5.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for Capital Income Builder for the periods ended April 30, 2023, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CAIFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

35	Financial statements

39	Notes to financial statements

54	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class F-2 shares)[1]	9.94%	2.73%	5.34%	5.40%	8.76%
Capital Income Builder (Class A shares)	9.83	2.50	5.12	5.18	8.57
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[2,3,4]	10.96	1.52	5.53	6.10	6.92
MSCI ACWI (All Country World Index)2,3,5	12.68	2.06	7.03	7.91	7.09
Bloomberg U.S. Aggregate Index[3,6]	6.91	–0.43	1.18	1.32	5.51

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Sources: MSCI, Bloomberg Index Services Ltd.
[4]	The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[5]	The MSCI ACWI is a free-float-adjusted, market-capitalization-weighted index that measures equity results in global developed and emerging markets. It consists of more than 40 developed and emerging market country indexes.
[6]	The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade, fixed-rate bond market.

Capital Income Builder	1

Investment portfolio April 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	61.05%
Eurozone*	8.67
United Kingdom	6.54
Canada	3.57
Switzerland	3.04
Japan	2.00
Singapore	1.54
China	1.32
India	1.29
Other countries	6.44
Short-term securities & other assets less liabilities	4.54
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain

Common stocks 74.53%	Shares	Value (000)
Financials 12.50%
Zurich Insurance Group AG	3,163,684	$1,530,218
CME Group, Inc., Class A	5,153,276	957,324
JPMorgan Chase & Co.	6,012,603	831,182
Morgan Stanley	8,777,983	789,755
Münchener Rückversicherungs-Gesellschaft AG	2,097,888	787,730
DBS Group Holdings, Ltd.	26,771,329	663,972
Power Corporation of Canada, subordinate voting shares	17,946,600	480,704
BlackRock, Inc.	609,035	408,784
DNB Bank ASA[1]	22,585,801	397,240
AIA Group, Ltd.	26,247,400	286,390
B3 SA - Brasil, Bolsa, Balcao	120,260,642	281,616
China Pacific Insurance (Group) Co., Ltd., Class H	91,673,812	274,261
Blackstone, Inc.	2,966,119	264,963
ING Groep NV	21,247,176	263,848
KBC Groep NV	3,623,919	258,762
United Overseas Bank, Ltd.	10,781,200	229,107
Principal Financial Group, Inc.	2,826,000	211,074
American International Group, Inc.	3,905,131	207,128
Kaspi.kz JSC[2]	2,447,140	202,045
Tryg A/S	8,042,816	190,058
Wells Fargo & Company	4,499,422	178,852
Toronto-Dominion Bank (CAD denominated)	2,842,597	172,190
China Merchants Bank Co., Ltd., Class A	25,838,121	125,919
China Merchants Bank Co., Ltd., Class H	8,228,000	39,581
Ping An Insurance (Group) Company of China, Ltd., Class H	21,542,667	156,992
Hana Financial Group, Inc.	4,982,584	156,593
Great-West Lifeco, Inc.	5,487,584	156,019
National Bank of Canada	2,053,000	153,090
Webster Financial Corp.	4,059,383	151,415
Swedbank AB, Class A	7,814,300	136,087
East West Bancorp, Inc.	2,348,111	121,374
Travelers Companies, Inc.	634,507	114,935
State Street Corp.	1,455,059	105,143
BNP Paribas SA	1,607,000	104,041
Citizens Financial Group, Inc.	3,326,188	102,912
Franklin Resources, Inc.	3,799,500	102,131
360 ONE WAM, Ltd.[3]	18,920,520	96,903
EFG International AG	10,030,543	96,503
Western Union Company	7,516,724	82,158
Euronext NV	999,658	79,546
Bank Central Asia Tbk PT	128,165,200	79,217
TPG, Inc., Class A1	2,726,686	78,992
Citigroup, Inc.	1,460,000	68,722

2	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hong Kong Exchanges and Clearing, Ltd.	1,619,200	$67,555
Corebridge Financial, Inc.	4,000,000	67,440
Patria Investments, Ltd., Class A	4,537,900	67,297
Vontobel Holding AG	1,002,567	67,188
Truist Financial Corp.	2,020,500	65,828
Banco Santander, SA	18,170,300	64,051
Société Générale	2,587,833	62,976
OneMain Holdings, Inc.	1,576,980	60,509
Skandinaviska Enskilda Banken AB, Class A	5,244,828	59,765
Fidelity National Information Services, Inc.	845,644	49,656
Fukuoka Financial Group, Inc.	2,339,200	43,755
PNC Financial Services Group, Inc.	267,472	34,838
UniCredit SpA	1,105,058	21,869
Jonah Energy Parent, LLC[4]	1,631	70
Moscow Exchange MICEX-RTS PJSC[4]	85,235,374	—	[5]
Sberbank of Russia PJSC[4]	19,327,472	—	[5]
		12,908,273

Health care 9.75%
AbbVie, Inc.	14,865,867	2,246,530
Amgen, Inc.	4,741,895	1,136,822
Gilead Sciences, Inc.	13,392,977	1,101,037
Abbott Laboratories	9,081,563	1,003,240
Medtronic PLC	8,172,190	743,261
AstraZeneca PLC	4,748,931	698,795
Sanofi	5,318,989	586,259
Bristol-Myers Squibb Company	7,325,308	489,111
Takeda Pharmaceutical Company, Ltd.	13,965,201	464,309
Roche Holding AG, nonvoting non-registered shares	897,855	281,422
UnitedHealth Group, Inc.	535,124	263,329
Novartis AG	2,545,900	260,575
Johnson & Johnson	1,070,491	175,239
Royalty Pharma PLC, Class A	3,759,287	132,139
GSK PLC	7,262,840	131,569
Pfizer, Inc.	3,208,882	124,793
Merck & Co., Inc.	702,500	81,118
EBOS Group, Ltd.[1]	2,691,877	73,754
Bayer AG	1,072,107	70,607
Koninklijke Philips NV	310,789	6,569
		10,070,478

Consumer staples 9.70%
Philip Morris International, Inc.	22,253,756	2,224,708
British American Tobacco PLC	35,655,352	1,317,220
British American Tobacco PLC (ADR)	5,339,964	197,846
General Mills, Inc.	9,080,765	804,828
Altria Group, Inc.	15,930,119	756,840
Nestlé SA	5,642,748	723,462
PepsiCo, Inc.	3,401,651	649,341
Imperial Brands PLC	20,183,022	499,189
ITC, Ltd.	82,861,779	431,476
Carlsberg A/S, Class B	1,849,873	305,555
Danone SA	4,292,863	284,064
Unilever PLC	4,490,115	250,089
Anheuser-Busch InBev SA/NV	3,286,679	213,992
Kimberly-Clark Corp.	1,457,945	211,242
Seven & i Holdings Co., Ltd.	4,480,100	202,904
Mondelez International, Inc.	1,524,362	116,949
Kraft Heinz Company	2,880,637	113,123
Wilmar International, Ltd.	35,461,800	104,773
Essity Aktiebolag, Class B	3,318,644	100,549
Procter & Gamble Company	609,164	95,261
Vector Group, Ltd.	5,976,012	76,134
Diageo PLC	1,510,139	68,987
Reckitt Benckiser Group PLC	688,991	55,722
Viscofan, SA, non-registered shares	643,180	44,104
Scandinavian Tobacco Group A/S	2,058,240	40,221
Asahi Group Holdings, Ltd.	1,032,200	39,882

Capital Income Builder	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	1,056,506	$34,548
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	12,310,685	27,922
Coca-Cola HBC AG (CDI)	636,500	19,428
Kao Corp.	61,500	2,489
		10,012,848

Industrials 7.76%
Raytheon Technologies Corp.	18,109,540	1,809,143
BAE Systems PLC	46,221,774	589,310
Siemens AG	2,849,327	467,462
Lockheed Martin Corp.	897,955	417,055
Honeywell International, Inc.	2,046,161	408,905
Deutsche Post AG	7,458,892	357,988
Kone OYJ, Class B	6,162,856	351,436
RELX PLC	10,363,681	344,739
VINCI SA	2,097,947	259,783
Union Pacific Corp.	1,305,708	255,527
Marubeni Corp.	16,425,400	233,384
Paychex, Inc.	2,083,367	228,879
Singapore Technologies Engineering, Ltd.	82,467,656	224,348
L3Harris Technologies, Inc.	1,073,107	209,417
Trinity Industries, Inc.[3]	7,712,016	184,703
Illinois Tool Works, Inc.	650,000	157,261
BOC Aviation, Ltd.	16,978,156	134,274
ITOCHU Corp.[1]	3,939,700	130,915
Automatic Data Processing, Inc.	559,579	123,107
SGS SA	1,320,300	119,233
AB Volvo, Class B	5,635,668	116,577
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	4,044,948	110,010
Trelleborg AB, Class B	4,230,000	106,520
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	5,918,422	105,300
Canadian National Railway Company (CAD denominated)	776,883	92,606
LIXIL Corp.	4,771,900	75,199
United Parcel Service, Inc., Class B	396,000	71,205
Waste Management, Inc.	348,437	57,858
Broadridge Financial Solutions, Inc.	372,815	54,211
General Dynamics Corp.	224,400	48,995
Carrier Global Corp.	1,081,344	45,222
Airbus SE, non-registered shares	319,385	44,835
Bureau Veritas SA	1,429,127	41,195
Sulzer AG	374,355	31,244
		8,007,846

Information technology 6.77%
Broadcom, Inc.	4,958,751	3,106,658
Microsoft Corp.	5,527,640	1,698,423
Taiwan Semiconductor Manufacturing Company, Ltd.	47,116,356	772,685
Texas Instruments, Inc.	2,016,568	337,170
KLA Corp.	430,103	166,252
Vanguard International Semiconductor Corp.	50,766,249	143,788
SAP SE	880,449	119,266
Tokyo Electron, Ltd.	942,000	107,578
GlobalWafers Co., Ltd.	6,687,850	105,433
Analog Devices, Inc.	517,734	93,130
QUALCOMM, Inc.	766,977	89,583
NetApp, Inc.	1,365,251	85,861
Intel Corp.	1,604,123	49,824
Tripod Technology Corp.	12,630,424	47,404
SINBON Electronics Co., Ltd.	2,986,572	33,213
BE Semiconductor Industries NV1	326,200	29,442
		6,985,710

Real estate 6.40%
VICI Properties, Inc. REIT	48,536,248	1,647,320
Crown Castle, Inc. REIT	9,664,466	1,189,599
Equinix, Inc. REIT	970,175	702,484
Gaming and Leisure Properties, Inc. REIT	8,273,693	430,232
Public Storage REIT	1,258,337	370,995

4	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Extra Space Storage, Inc. REIT	2,013,464	$306,127
Link REIT	39,767,377	260,534
Federal Realty Investment Trust REIT	2,500,000	247,225
American Tower Corp. REIT	1,137,382	232,470
CK Asset Holdings, Ltd.	28,272,934	167,175
Boston Properties, Inc. REIT	3,000,000	160,080
Sun Hung Kai Properties, Ltd.	9,857,353	137,314
Charter Hall Group REIT	13,076,087	96,751
POWERGRID Infrastructure Investment Trust REIT[3]	59,148,100	89,477
Embassy Office Parks REIT	21,328,000	85,965
Mindspace Business Parks REIT	21,491,600	83,385
Longfor Group Holdings, Ltd.	29,398,500	80,412
CTP NV	6,006,045	78,934
Digital Realty Trust, Inc. REIT	610,751	60,556
Kimco Realty Corp. REIT	2,819,000	54,097
Prologis, Inc. REIT	423,630	53,060
Americold Realty Trust, Inc. REIT	1,408,487	41,677
CubeSmart REIT	727,081	33,075
		6,608,944

Utilities 6.28%
National Grid PLC	54,890,043	787,354
E.ON SE	42,892,620	567,683
Engie SA	31,251,928	500,427
ENGIE SA, bonus dividend	3,818,624	61,146
Iberdrola, SA, non-registered shares	40,541,558	525,970
Power Grid Corporation of India, Ltd.	176,275,365	512,852
DTE Energy Company	4,165,000	468,188
The Southern Co.	5,449,175	400,787
Edison International	5,359,531	394,461
Sempra Energy	2,238,748	348,103
Duke Energy Corp.	2,895,700	286,327
Dominion Energy, Inc.	4,670,497	266,872
AES Corp.	9,541,613	225,755
Entergy Corp.	1,778,910	191,375
SSE PLC	6,716,533	154,964
Exelon Corp.	3,600,868	152,821
Public Service Enterprise Group, Inc.	2,207,981	139,544
CenterPoint Energy, Inc.	4,465,549	136,065
ENN Energy Holdings, Ltd.	8,237,800	112,801
Evergy, Inc.	1,332,665	82,772
Power Assets Holdings, Ltd.	9,434,000	53,925
SembCorp Industries, Ltd.	16,016,600	51,494
NextEra Energy, Inc.	510,685	39,134
CMS Energy Corp.	352,820	21,967
		6,482,787

Energy 5.95%
Canadian Natural Resources, Ltd. (CAD denominated)	18,215,101	1,109,967
Exxon Mobil Corp.	6,242,197	738,702
TC Energy Corp. (CAD denominated)[1]	16,173,530	672,201
TC Energy Corp.	1,387,400	57,633
Chevron Corp.	4,200,335	708,092
TotalEnergies SE	8,315,437	530,098
BP PLC	70,864,879	476,591
EOG Resources, Inc.	3,559,192	425,217
Shell PLC (GBP denominated)	10,295,603	316,742
Shell PLC (ADR)	738,100	45,748
Woodside Energy Group, Ltd.	10,665,083	241,904
Woodside Energy Group, Ltd. (CDI)	2,125,736	48,210
ConocoPhillips	1,600,840	164,710
Schlumberger NV	3,258,133	160,789
Enbridge, Inc. (CAD denominated)	3,545,462	140,971
Equitrans Midstream Corp.	18,872,981	97,196
Pioneer Natural Resources Company	383,530	83,437
Baker Hughes Co., Class A	2,154,800	63,006

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Energy (continued)
DT Midstream, Inc.	1,195,562	$58,905
Constellation Oil Services Holding SA, Class B-1[4,6]	282,550	31
Gazprom PJSC[4]	84,735,990	—	[5]
		6,140,150

Consumer discretionary 3.42%
Starbucks Corp.	3,819,300	436,508
Kering SA	612,695	392,143
Home Depot, Inc.	1,285,806	386,436
Industria de Diseño Textil, SA	11,201,427	385,282
Midea Group Co., Ltd., Class A	45,832,308	376,510
LVMH Moët Hennessy-Louis Vuitton SE	317,813	305,397
McDonald’s Corp.	1,000,000	295,750
Restaurant Brands International, Inc.	4,193,243	294,072
YUM! Brands, Inc.	1,383,495	194,492
Galaxy Entertainment Group, Ltd.[6]	17,447,000	124,035
Darden Restaurants, Inc.	623,503	94,729
NEXT PLC	870,146	73,767
Tractor Supply Co.	226,805	54,070
OPAP SA	1,967,863	33,592
Pearson PLC	2,478,885	27,550
Inchcape PLC	2,546,035	25,937
Kindred Group PLC (SDR)	1,933,000	23,765
VF Corp.	397,691	9,350
		3,533,385

Communication services 3.17%
Comcast Corp., Class A	19,657,649	813,237
Nippon Telegraph and Telephone Corp.	13,307,300	405,838
Verizon Communications, Inc.	8,603,006	334,055
Koninklijke KPN NV	90,736,900	330,784
Singapore Telecommunications, Ltd.	163,223,600	312,978
SoftBank Corp.	26,491,058	298,374
BCE, Inc.	4,861,882	233,683
HKT Trust and HKT, Ltd., units	100,055,060	131,547
América Móvil, SAB de CV, Class B (ADR)	5,459,755	117,330
Warner Music Group Corp., Class A	2,928,864	89,242
WPP PLC	7,309,271	84,838
Omnicom Group, Inc.	931,500	84,366
Indus Towers, Ltd.	18,916,173	35,902
		3,272,174

Materials 2.83%
Vale SA (ADR), ordinary nominative shares	30,925,978	445,643
Vale SA, ordinary nominative shares	19,740,969	286,549
Rio Tinto PLC	7,048,863	447,590
Air Products and Chemicals, Inc.	1,120,488	329,827
Linde PLC	781,484	288,719
BHP Group, Ltd. (CDI)	5,436,000	159,939
UPM-Kymmene OYJ	4,480,356	142,862
International Flavors & Fragrances, Inc.	1,431,555	138,804
Evonik Industries AG1	6,058,782	131,971
LyondellBasell Industries NV	1,238,094	117,136
Sociedad Química y Minera de Chile SA, Class B (ADR)	1,111,408	74,998
BASF SE	1,357,203	70,076
Asahi Kasei Corp.	8,589,800	60,801
Smurfit Kappa Group PLC	1,378,190	51,001
Celanese Corp.	462,236	49,108
Gerdau SA (ADR)	9,332,400	46,569
Fortescue Metals Group, Ltd.	2,372,992	32,805
Nexa Resources SA	4,624,901	27,749
WestRock Co.	662,600	19,832
		2,921,979

Total common stocks (cost: $59,118,470,000)		76,944,574

6	Capital Income Builder

Preferred securities 0.04%	Shares		Value (000)
Financials 0.04%
Banco Bradesco SA, preferred nominative shares		12,238,044	$33,982
CoBank, ACB, Class E, 6.422% noncumulative preferred shares[2,7]		13,000	10,400
Total preferred securities (cost: $47,019,000)			44,382

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[6]		684,470	881

Total rights & warrants (cost: $0)			881

Convertible stocks 0.32%
Utilities 0.27%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]		3,206,400	151,791
AES Corp., convertible preferred units, 6.875% 2/15/2024		913,000	82,179
American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023[1]		938,000	47,688
			281,658

Consumer discretionary 0.05%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023		426,362	48,260

Total convertible stocks (cost: $340,405,000)			329,918

Investment funds 2.34%
Capital Group Central Corporate Bond Fund[3]		286,847,042	2,420,989

Total investment funds (cost: $2,880,071,000)			2,420,989

Bonds, notes & other debt instruments 18.23%	Principal amount (000)
U.S. Treasury bonds & notes 8.28%
U.S. Treasury 7.19%
U.S. Treasury 6.25% 8/15/2023	USD	199,633	200,604
U.S. Treasury 0.125% 12/15/2023		2,934	2,850
U.S. Treasury 2.25% 12/31/2023		46,336	45,535
U.S. Treasury 0.125% 1/15/2024		120,000	116,034
U.S. Treasury 1.50% 2/29/2024		17,018	16,552
U.S. Treasury 2.25% 3/31/2024		277,846	271,454
U.S. Treasury 3.25% 8/31/2024		342	337
U.S. Treasury 7.50% 11/15/2024[8]		331,274	347,256
U.S. Treasury 4.50% 11/30/2024		30,000	30,072
U.S. Treasury 4.25% 12/31/2024		202,388	202,295
U.S. Treasury 4.125% 1/31/2025		274,197	273,756
U.S. Treasury 7.625% 2/15/2025		250,000	265,000
U.S. Treasury 4.625% 2/28/2025		993,000	1,001,219
U.S. Treasury 3.875% 3/31/2025		3,403	3,389
U.S. Treasury 3.00% 7/15/2025		93,933	91,995
U.S. Treasury 6.875% 8/15/2025		145,145	154,727
U.S. Treasury 4.50% 11/15/2025		200,000	203,025
U.S. Treasury 4.00% 12/15/2025		90,000	90,404
U.S. Treasury 3.875% 1/15/2026		27,000	27,039
U.S. Treasury 4.00% 2/15/2026		10,000	10,057
U.S. Treasury 6.00% 2/15/2026		206,000	218,119
U.S. Treasury 3.75% 4/15/2026		4,000	4,002
U.S. Treasury 6.75% 8/15/2026		35,000	38,268
U.S. Treasury 6.50% 11/15/2026		178,000	194,715
U.S. Treasury 2.25% 2/15/2027		75	71
U.S. Treasury 6.625% 2/15/2027		65,000	71,860
U.S. Treasury 2.75% 7/31/2027		440,260	425,853
U.S. Treasury 6.375% 8/15/2027		84,937	94,300
U.S. Treasury 6.125% 11/15/2027[8]		499,094	552,980
U.S. Treasury 3.875% 11/30/2027		43,318	43,939
U.S. Treasury 3.875% 12/31/2027		142,000	144,012
U.S. Treasury 3.625% 3/31/2028		9,598	9,646

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 8/15/2028	USD	148,319		$143,696
U.S. Treasury 5.50% 8/15/2028		70,000		76,519
U.S. Treasury 5.25% 11/15/2028		89,000		96,642
U.S. Treasury 6.125% 8/15/2029		30,000		34,364
U.S. Treasury 3.875% 11/30/2029		29,000		29,624
U.S. Treasury 3.50% 1/31/2030		3,000		3,001
U.S. Treasury 6.25% 5/15/2030		274,563		321,947
U.S. Treasury 1.875% 2/15/2032		182,029		160,900
U.S. Treasury 2.875% 5/15/2032		278,476		266,486
U.S. Treasury 4.125% 11/15/2032		25,683		27,110
U.S. Treasury 3.50% 2/15/2033		30,177		30,356
U.S. Treasury 4.25% 5/15/2039		34,394		37,308
U.S. Treasury 4.50% 8/15/2039		56,000		62,523
U.S. Treasury 1.125% 5/15/2040[8]		226,344		151,812
U.S. Treasury 4.00% 11/15/2042		24,450		25,191
U.S. Treasury 3.875% 2/15/2043		12,831		12,969
U.S. Treasury 2.50% 2/15/2046		29,300		23,364
U.S. Treasury 2.875% 11/15/2046		20,300		17,342
U.S. Treasury 3.00% 5/15/2047		116,000		101,161
U.S. Treasury 3.00% 2/15/2049[8]		228,388		200,308
U.S. Treasury 2.875% 5/15/2049		41,800		35,839
U.S. Treasury 1.375% 8/15/2050[8]		38,101		22,935
U.S. Treasury 2.00% 8/15/2051		37,789		26,610
U.S. Treasury 2.25% 2/15/2052[8]		207,137		154,566
U.S. Treasury 3.00% 8/15/2052[8]		186,283		163,679
U.S. Treasury 4.00% 11/15/2052		41,881		44,472
U.S. Treasury 3.625% 2/15/2053		4,000		3,966
				7,426,055

U.S. Treasury inflation-protected securities 1.09%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[9]		62,065		60,777
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[9]		212,934		207,723
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[9]		53,408		51,857
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[9]		229,273		219,677
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[9]		203,076		206,367
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[9]		202,206		185,952
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[9]		1,016		1,116
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[9]		161,010		141,221
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[9]		3,393		2,425
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[9]		60,422		41,231
				1,118,346

Total U.S. Treasury bonds & notes				8,544,401

Mortgage-backed obligations 6.31%
Federal agency mortgage-backed obligations 5.61%
Fannie Mae Pool #731038 5.50% 8/1/2023[10]		1		1
Fannie Mae Pool #930337 6.00% 1/1/2024[10]		—	[5]	—	[5]
Fannie Mae Pool #AA8755 4.50% 7/1/2024[10]		345		344
Fannie Mae Pool #AA8211 4.50% 8/1/2024[10]		55		55
Fannie Mae Pool #255361 5.50% 8/1/2024[10]		2		2
Fannie Mae Pool #394854 6.50% 5/1/2027[10]		4		5
Fannie Mae Pool #256821 6.50% 7/1/2027[10]		15		16
Fannie Mae Pool #257145 6.50% 3/1/2028[10]		2		2
Fannie Mae Pool #AX9959 3.50% 12/1/2029[10]		198		193
Fannie Mae Pool #BA2999 3.50% 11/1/2030[10]		230		225
Fannie Mae Pool #659096 6.50% 8/1/2032[10]		2		2
Fannie Mae Pool #683351 5.50% 2/1/2033[10]		74		76
Fannie Mae Pool #CA1299 3.50% 3/1/2033[10]		91		89
Fannie Mae Pool #MA3438 3.50% 8/1/2033[10]		249		243
Fannie Mae Pool #MA3658 3.50% 5/1/2034[10]		349		339
Fannie Mae Pool #CA4490 3.50% 8/1/2034[10]		499		485
Fannie Mae Pool #887695 6.00% 6/1/2036[10]		1,087		1,134
Fannie Mae Pool #894308 6.00% 10/1/2036[10]		165		168
Fannie Mae Pool #902164 6.00% 11/1/2036[10]		912		951
Fannie Mae Pool #902503 6.00% 11/1/2036[10]		698		728
Fannie Mae Pool #903076 6.00% 12/1/2036[10]		1,231		1,287
Fannie Mae Pool #AD0249 5.50% 4/1/2037[10]		100		104

8	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AS9772 3.50% 6/1/2037[10]	USD	34	$33
Fannie Mae Pool #966172 7.00% 7/1/2037[10]		128	129
Fannie Mae Pool #256845 6.50% 8/1/2037[10]		58	61
Fannie Mae Pool #256960 6.50% 11/1/2037[10]		332	351
Fannie Mae Pool #257137 7.00% 3/1/2038[10]		20	22
Fannie Mae Pool #963269 5.50% 5/1/2038[10]		990	1,027
Fannie Mae Pool #963341 5.50% 5/1/2038[10]		266	276
Fannie Mae Pool #963454 5.50% 6/1/2038[10]		964	999
Fannie Mae Pool #963796 5.50% 6/1/2038[10]		295	303
Fannie Mae Pool #929964 6.00% 9/1/2038[10]		451	470
Fannie Mae Pool #FS2490 5.50% 10/1/2038[10]		69	70
Fannie Mae Pool #FM3708 5.50% 10/1/2038[10]		57	57
Fannie Mae Pool #FS2101 5.50% 10/1/2038[10]		17	17
Fannie Mae Pool #970772 5.50% 11/1/2038[10]		47	48
Fannie Mae Pool #AE0392 5.50% 12/1/2039[10]		62	64
Fannie Mae Pool #AL4324 6.50% 5/1/2040[10]		7	7
Fannie Mae Pool #AL0152 6.00% 6/1/2040[10]		3,383	3,522
Fannie Mae Pool #AE8073 4.00% 12/1/2040[10]		196	192
Fannie Mae Pool #AL1571 5.00% 6/1/2041[10]		2,618	2,667
Fannie Mae Pool #AL0913 6.00% 7/1/2041[10]		2,372	2,482
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[10]		72	71
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[10]		204	200
Fannie Mae Pool #AB4050 4.00% 12/1/2041[10]		386	378
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[10]		233	229
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[10]		5,184	5,076
Fannie Mae Pool #890407 4.00% 2/1/2042[10]		528	517
Fannie Mae Pool #AL2745 4.00% 3/1/2042[10]		1,594	1,562
Fannie Mae Pool #AO6721 4.00% 6/1/2042[10]		10,280	10,066
Fannie Mae Pool #AO1820 4.00% 6/1/2042[10]		879	861
Fannie Mae Pool #890445 4.00% 7/1/2042[10]		1,206	1,181
Fannie Mae Pool #AS0831 4.50% 10/1/2043[10]		575	574
Fannie Mae Pool #AW4156 4.00% 5/1/2044[10]		2,123	2,071
Fannie Mae Pool #AW4026 4.00% 6/1/2044[10]		2,303	2,255
Fannie Mae Pool #AX2782 4.00% 9/1/2044[10]		2,660	2,591
Fannie Mae Pool #AY1313 4.00% 3/1/2045[10]		4,977	4,853
Fannie Mae Pool #AS6840 4.00% 3/1/2046[10]		5,574	5,435
Fannie Mae Pool #AL8522 3.50% 5/1/2046[10]		905	858
Fannie Mae Pool #BC8719 4.00% 6/1/2046[10]		2,279	2,222
Fannie Mae Pool #BC8720 4.00% 6/1/2046[10]		1,754	1,711
Fannie Mae Pool #AS7598 4.00% 7/1/2046[10]		5,293	5,159
Fannie Mae Pool #BD1967 4.00% 7/1/2046[10]		1,767	1,722
Fannie Mae Pool #BD5477 4.00% 7/1/2046[10]		38	37
Fannie Mae Pool #MA2691 4.50% 7/1/2046[10]		1,033	1,031
Fannie Mae Pool #AS7759 4.00% 8/1/2046[10]		12,606	12,292
Fannie Mae Pool #AS7760 4.00% 8/1/2046[10]		5,461	5,324
Fannie Mae Pool #AS7939 4.00% 9/1/2046[10]		8,461	8,247
Fannie Mae Pool #AL9190 4.00% 9/1/2046[10]		1,475	1,438
Fannie Mae Pool #BC4712 4.00% 10/1/2046[10]		4,661	4,542
Fannie Mae Pool #BC4801 4.00% 11/1/2046[10]		3,247	3,165
Fannie Mae Pool #BM3288 3.50% 12/1/2046[10]		23	22
Fannie Mae Pool #MA2907 4.00% 2/1/2047[10]		27	26
Fannie Mae Pool #AS9313 4.00% 3/1/2047[10]		4,420	4,306
Fannie Mae Pool #BE3229 4.00% 3/1/2047[10]		1,693	1,649
Fannie Mae Pool #BD7165 4.00% 4/1/2047[10]		26	25
Fannie Mae Pool #AS9454 4.00% 4/1/2047[10]		17	17
Fannie Mae Pool #BM4187 4.50% 5/1/2047[10]		15,612	15,613
Fannie Mae Pool #BH2491 4.00% 6/1/2047[10]		2,458	2,394
Fannie Mae Pool #MA3058 4.00% 7/1/2047[10]		2,896	2,820
Fannie Mae Pool #CA0243 4.50% 8/1/2047[10]		14,228	14,160
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[10]		2,546	2,477
Fannie Mae Pool #MA3211 4.00% 12/1/2047[10]		526	513
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[10]		7,348	7,301
Fannie Mae Pool #CA2033 4.00% 7/1/2048[10]		10,066	9,779
Fannie Mae Pool #CA2157 4.00% 8/1/2048[10]		20,533	19,946
Fannie Mae Pool #BF0320 5.50% 1/1/2049[10]		12,562	13,234
Fannie Mae Pool #BF0572 5.50% 4/1/2049[10]		27,441	27,905
Fannie Mae Pool #FM2675 4.00% 6/1/2049[10]		6,075	5,904

Capital Income Builder	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1262 4.00% 7/1/2049[10]	USD	17,204		$16,712
Fannie Mae Pool #BO2264 3.00% 10/1/2049[10]		10,912		9,907
Fannie Mae Pool #CA4819 4.00% 12/1/2049[10]		8,492		8,219
Fannie Mae Pool #BO6274 3.00% 1/1/2050[10]		16,358		14,863
Fannie Mae Pool #FM2872 3.00% 2/1/2050[10]		37,579		34,117
Fannie Mae Pool #CA5216 3.00% 2/1/2050[10]		16,047		14,581
Fannie Mae Pool #CA5226 3.00% 2/1/2050[10]		6,660		6,052
Fannie Mae Pool #FM2676 4.00% 3/1/2050[10]		5,816		5,628
Fannie Mae Pool #CA6309 3.00% 7/1/2050[10]		33,263		30,535
Fannie Mae Pool #FM4897 3.00% 11/1/2050[10]		6,460		5,943
Fannie Mae Pool #CA8046 3.00% 12/1/2050[10]		26,046		23,927
Fannie Mae Pool #FM7556 3.50% 5/1/2051[10]		29		27
Fannie Mae Pool #FM9632 3.00% 11/1/2051[10]		43,542		39,478
Fannie Mae Pool #FM9631 3.00% 11/1/2051[10]		18,505		16,790
Fannie Mae Pool #CB2414 3.00% 12/1/2051[10]		21,359		19,486
Fannie Mae Pool #FS0972 3.50% 1/1/2052[10]		22,380		21,163
Fannie Mae Pool #FS0647 3.00% 2/1/2052[10]		14,109		12,923
Fannie Mae Pool #BV6656 3.00% 3/1/2052[10]		36		33
Fannie Mae Pool #FS2009 3.00% 5/1/2052[10]		47		43
Fannie Mae Pool #MA4711 5.50% 7/1/2052[10]		55		55
Fannie Mae Pool #CB4145 5.50% 7/1/2052[10]		50		50
Fannie Mae Pool #BW5402 5.50% 7/1/2052[10]		42		43
Fannie Mae Pool #CB4662 3.50% 8/1/2052[10]		951		885
Fannie Mae Pool #CB4418 5.50% 8/1/2052[10]		111		112
Fannie Mae Pool #BW9206 5.50% 8/1/2052[10]		79		82
Fannie Mae Pool #CB4421 5.50% 8/1/2052[10]		36		37
Fannie Mae Pool #BW9049 4.50% 9/1/2052[10]		144		142
Fannie Mae Pool #BW7372 5.50% 9/1/2052[10]		101		102
Fannie Mae Pool #BX1322 5.50% 9/1/2052[10]		59		59
Fannie Mae Pool #BX1223 5.50% 10/1/2052[10]		1,991		2,016
Fannie Mae Pool #BX1488 5.50% 10/1/2052[10]		545		553
Fannie Mae Pool #CB5020 5.50% 10/1/2052[10]		442		446
Fannie Mae Pool #BW9929 5.50% 10/1/2052[10]		58		58
Fannie Mae Pool #MA4820 6.50% 10/1/2052[10]		38		39
Fannie Mae Pool #BX4398 5.50% 11/1/2052[10]		940		961
Fannie Mae Pool #BX1298 5.50% 11/1/2052[10]		101		101
Fannie Mae Pool #MA4895 6.50% 1/1/2053[10]		50,102		51,738
Fannie Mae Pool #MA5010 5.50% 5/1/2053[10]		8,530		8,605
Fannie Mae Pool #BF0142 5.50% 8/1/2056[10]		36,591		38,022
Fannie Mae Pool #BF0145 3.50% 3/1/2057[10]		30,834		28,843
Fannie Mae Pool #BF0339 5.00% 1/1/2059[10]		35,496		36,824
Fannie Mae Pool #BF0342 5.50% 1/1/2059[10]		24,737		25,440
Fannie Mae Pool #BF0379 3.50% 4/1/2059[10]		75,198		69,971
Fannie Mae Pool #BM6737 4.50% 11/1/2059[10]		59,941		59,009
Fannie Mae Pool #BF0497 3.00% 7/1/2060[10]		26,065		22,740
Fannie Mae Pool #BF0548 3.00% 7/1/2061[10]		20,361		18,035
Fannie Mae Pool #BF0647 3.00% 6/1/2062[10]		21,355		18,975
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[10]		171		174
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 5.30% 7/25/2036[7,10]		530		525
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[10]		25		26
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[10]		37		40
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,10]		2,475		2,375
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[10]		266		244
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[10]		533		449
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[10]		68		59
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[10]		121		106
Freddie Mac Pool #G13173 5.50% 5/1/2023[10]		—	[5]	—	[5]
Freddie Mac Pool #ZA1833 5.50% 5/1/2024[10]		2		2
Freddie Mac Pool #ZT1318 5.50% 7/1/2024[10]		27		27
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[10]		21		20
Freddie Mac Pool #RD5008 3.50% 9/1/2029[10]		156		151
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[10]		8		8
Freddie Mac Pool #V62089 3.50% 6/1/2033[10]		271		265
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[10]		208		203
Freddie Mac Pool #G18723 3.50% 2/1/2034[10]		3,345		3,269
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[10]		486		475

10	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QN3000 1.50% 8/1/2035[10]	USD	201	$177
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[10]		297	286
Freddie Mac Pool #A76884 5.00% 5/1/2038[10]		244	247
Freddie Mac Pool #G04697 5.50% 9/1/2038[10]		817	848
Freddie Mac Pool #SC0297 5.50% 10/1/2038[10]		35	35
Freddie Mac Pool #A87873 5.00% 8/1/2039[10]		3,166	3,214
Freddie Mac Pool #G06789 6.00% 5/1/2040[10]		36	38
Freddie Mac Pool #G06061 4.00% 10/1/2040[10]		503	492
Freddie Mac Pool #Q00232 4.50% 4/1/2041[10]		4,657	4,669
Freddie Mac Pool #Q00850 4.50% 5/1/2041[10]		156	156
Freddie Mac Pool #G06841 5.50% 6/1/2041[10]		1,587	1,647
Freddie Mac Pool #G08456 5.00% 7/1/2041[10]		97	98
Freddie Mac Pool #G60546 4.00% 12/1/2042[10]		3,898	3,820
Freddie Mac Pool #Q21442 4.50% 8/1/2043[10]		310	308
Freddie Mac Pool #760014 2.731% 8/1/2045[7,10]		568	549
Freddie Mac Pool #G60138 3.50% 8/1/2045[10]		14,820	14,065
Freddie Mac Pool #G60279 4.00% 10/1/2045[10]		4,092	3,995
Freddie Mac Pool #Q41088 4.00% 6/1/2046[10]		9,611	9,381
Freddie Mac Pool #Q41905 4.00% 7/1/2046[10]		3,639	3,552
Freddie Mac Pool #Q42626 4.00% 8/1/2046[10]		3,657	3,570
Freddie Mac Pool #T65389 3.50% 9/1/2046[10]		55	51
Freddie Mac Pool #Q44227 4.00% 9/1/2046[10]		931	908
Freddie Mac Pool #Q49716 4.50% 8/1/2047[10]		347	344
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[10]		2,728	2,542
Freddie Mac Pool #K39018 6.50% 10/1/2047[10]		49	50
Freddie Mac Pool #G08793 4.00% 12/1/2047[10]		16,795	16,342
Freddie Mac Pool #Q52596 4.50% 12/1/2047[10]		368	366
Freddie Mac Pool #SI2002 4.00% 3/1/2048[10]		850	826
Freddie Mac Pool #Q55986 4.50% 5/1/2048[10]		7,808	7,782
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[10]		148,415	148,202
Freddie Mac Pool #SD0214 3.00% 11/1/2049[10]		39,348	35,721
Freddie Mac Pool #QA5741 3.00% 12/1/2049[10]		3,990	3,635
Freddie Mac Pool #QA5125 3.50% 12/1/2049[10]		1,389	1,316
Freddie Mac Pool #SD7551 3.00% 1/1/2052[10]		72,496	65,862
Freddie Mac Pool #RA6531 3.50% 1/1/2052[10]		29	27
Freddie Mac Pool #SD8214 3.50% 5/1/2052[10]		6,502	6,046
Freddie Mac Pool #RA7556 4.50% 6/1/2052[10]		81,053	79,388
Freddie Mac Pool #SD7556 3.00% 8/1/2052[10]		879	796
Freddie Mac Pool #SD8251 5.50% 8/1/2052[10]		52	52
Freddie Mac Pool #SD1584 4.50% 9/1/2052[10]		17,970	17,856
Freddie Mac Pool #RA7938 5.00% 9/1/2052[10]		3,375	3,363
Freddie Mac Pool #QE8785 5.50% 9/1/2052[10]		2,446	2,469
Freddie Mac Pool #SD1831 5.50% 10/1/2052[10]		2,954	2,993
Freddie Mac Pool #QF1113 5.50% 10/1/2052[10]		1,730	1,745
Freddie Mac Pool #QF3150 5.50% 10/1/2052[10]		1,558	1,584
Freddie Mac Pool #QF1433 5.50% 10/1/2052[10]		42	42
Freddie Mac Pool #QF3380 5.50% 11/1/2052[10]		3,982	4,029
Freddie Mac Pool #QF2409 5.50% 11/1/2052[10]		2,237	2,263
Freddie Mac Pool #QF2472 5.50% 11/1/2052[10]		1,615	1,634
Freddie Mac Pool #SD8280 6.50% 11/1/2052[10]		26	27
Freddie Mac Pool #SD8282 6.50% 1/1/2053[10]		19,806	20,453
Freddie Mac Pool #SD8324 5.50% 5/1/2053[10]		609,214	614,552
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[10]		444	451
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[10]		9,611	9,520
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[10]		276	269
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[10]		734	710
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[10]		989	971
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[7,10]		474	463
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[10]		408	396
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[10]		11,250	10,978
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[10]		3,500	3,350
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,10]		4,390	4,243
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[10]		4,360	4,192
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[10]		4,810	4,635
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[10]		2,350	2,268
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,10]		8,906	8,575
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[10]		13,801	14,095

Capital Income Builder	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[10]	USD	76	$72
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[10]		60	52
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[10]		657	570
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[10]		245	214
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[10]		455	395
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[10]		118	102
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[10]		100	86
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[10]		8,447	7,729
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[10]		1,711	1,576
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[10]		8,725	8,224
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,10]		8,609	8,124
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[10]		9,067	8,147
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,10]		13,423	12,499
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[10]		7,559	7,105
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[10]		13,977	13,703
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[10]		12,500	12,028
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[10]		9,410	8,830
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[10]		4,410	4,137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[10]		1,373	1,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[10]		3,714	3,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[10]		2,303	2,162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[10]		30,121	28,346
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[10]		661	634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[10]		38,450	35,765
Government National Mortgage Assn. 4.00% 5/1/2053[10,11]		336,716	323,760
Government National Mortgage Assn. 4.50% 5/1/2053[10,11]		6,563	6,439
Government National Mortgage Assn. 5.00% 5/1/2053[10,11]		65,508	65,218
Government National Mortgage Assn. 4.50% 6/1/2053[10,11]		5,300	5,203
Government National Mortgage Assn. 5.00% 6/1/2053[10,11]		50,700	50,468
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[10]		477	479
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[10]		80	82
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[10]		775	819
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[10]		1,081	1,127
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[10]		878	879
Government National Mortgage Assn. Pool #751708 3.50% 12/15/2040[10]		35	34
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[10]		992	1,023
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[10]		351	366
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[10]		1,000	996
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[10]		1,083	1,092
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[10]		1,445	1,456
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[10]		4,215	4,011
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[10]		411	414
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[10]		99	100
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[10]		550	540
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[10]		923	915
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[10]		1,150	1,161
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[10]		1,996	1,982
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[10]		11,696	11,785
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[10]		7,252	7,332
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[10]		9	9

12	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #795485 4.683% 7/20/2062[10]	USD	16	$15
Government National Mortgage Assn. Pool #AG8088 4.94% 3/20/2064[10]		2	2
Government National Mortgage Assn. Pool #AG8117 4.871% 4/20/2064[10]		2	2
Government National Mortgage Assn. Pool #AG8193 4.935% 9/20/2064[10]		2	2
Government National Mortgage Assn. Pool #AG8207 4.935% 11/20/2064[10]		2	2
Government National Mortgage Assn. Pool #AG8244 4.935% 1/20/2065[10]		2	2
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[10]		435	377
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[10]		363	301
Uniform Mortgage-Backed Security 2.50% 5/1/2038[10,11]		38,000	35,315
Uniform Mortgage-Backed Security 2.50% 6/1/2038[10,11]		112,000	104,217
Uniform Mortgage-Backed Security 2.00% 5/1/2053[10,11]		8,873	7,382
Uniform Mortgage-Backed Security 2.50% 5/1/2053[10,11]		35,716	30,928
Uniform Mortgage-Backed Security 3.00% 5/1/2053[10,11]		17,304	15,544
Uniform Mortgage-Backed Security 3.50% 5/1/2053[10,11]		125,586	116,697
Uniform Mortgage-Backed Security 4.00% 5/1/2053[10,11]		41,670	39,834
Uniform Mortgage-Backed Security 4.50% 5/1/2053[10,11]		51,683	50,526
Uniform Mortgage-Backed Security 5.00% 5/1/2053[10,11]		28,257	28,097
Uniform Mortgage-Backed Security 5.50% 5/1/2053[10,11]		50,354	50,771
Uniform Mortgage-Backed Security 6.00% 5/1/2053[10,11]		558	568
Uniform Mortgage-Backed Security 6.50% 5/1/2053[10,11]		72,801	75,116
Uniform Mortgage-Backed Security 2.00% 6/1/2053[10,11]		12,000	9,998
Uniform Mortgage-Backed Security 2.50% 6/1/2053[10,11]		22,700	19,686
Uniform Mortgage-Backed Security 3.00% 6/1/2053[10,11]		215,700	193,995
Uniform Mortgage-Backed Security 3.50% 6/1/2053[10,11]		215,300	200,263
Uniform Mortgage-Backed Security 4.00% 6/1/2053[10,11]		41,110	39,337
Uniform Mortgage-Backed Security 4.50% 6/1/2053[10,11]		60,200	58,881
Uniform Mortgage-Backed Security 5.00% 6/1/2053[10,11]		668,300	664,619
Uniform Mortgage-Backed Security 5.50% 6/1/2053[10,11]		1,176,953	1,186,516
Uniform Mortgage-Backed Security 6.00% 6/1/2053[10,11]		26,600	27,087
Uniform Mortgage-Backed Security 6.50% 6/1/2053[10,11]		111,771	115,255
			5,789,647

Commercial mortgage-backed securities 0.35%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,10]		24,750	26,011
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.65% 3/15/2056[7,10]		5,216	5,049
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 5.923% 8/15/2036[2,7,10]		14,672	14,622
Benchmark Mortgage Trust, Series 2021-B24, Class A5, 2.584% 3/15/2054[10]		10,000	8,345
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[10]		6,364	6,687
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.659% 5/15/2039[2,7,10]		10,389	10,265
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.788% 4/15/2037[2,7,10]		31,327	30,570
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.004% 6/15/2027[2,7,10]		31,020	30,735
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.648% 9/15/2036[2,7,10]		55,444	53,576
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.847% 10/15/2036[2,7,10]		26,562	25,680
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.594% 10/15/2036[2,7,10]		3,984	3,813
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 6.843% 10/15/2036[2,7,10]		1,380	1,304
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.381% 4/15/2037[2,7,10]		14,580	14,399
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.618% 6/15/2038[2,7,10]		11,240	10,888
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.048% 6/15/2038[2,7,10]		953	909
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.348% 6/15/2038[2,7,10]		3,618	3,444
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.198% 11/15/2038[2,7,10]		1,996	1,923
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.448% 11/15/2038[2,7,10]		392	374

Capital Income Builder	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.798% 11/15/2038[2,7,10]	USD	1,121	$1,058
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.341% 8/15/2039[2,7,10]		8,867	8,813
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.028% 7/15/2038[2,7,10]		10,246	9,997
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.648% 7/15/2038[2,7,10]		1,172	1,134
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.198% 7/15/2038[2,7,10]		1,228	1,182
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.868% 7/15/2025[2,7,10]		13,722	13,490
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.098% 5/17/2038[2,7,10]		35,000	34,389
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[2,10]		1,301	1,060
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[2,7,10]		1,046	823
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.27% 10/15/2049[2,7,10]		4,240	3,971
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.679% 11/15/2038[2,7,10]		36,060	34,858
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.277% 11/15/2038[2,7,10]		1,038	991
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[10]		4,000	3,926
			364,286

Collateralized mortgage-backed obligations (privately originated) 0.35%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,7,10]		13,560	11,165
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.335% 1/25/2034[7,10]		299	232
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[2,10,12]		3,099	2,807
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,7,10]		12,542	11,808
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[2,7,10]		1,296	1,201
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[2,7,10]		675	614
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[2,7,10]		491	474
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,7,10]		9,427	8,979
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,7,10]		16,713	15,812
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[10]		111	112
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[10]		74	78
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[10]		85	83
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,10]		8,053	8,709
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,7,10]		26,096	21,565
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.815% 4/25/2042[2,7,10]		7,250	7,276
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.965% 9/25/2042[2,7,10]		2,785	2,806
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.515% 9/25/2042[2,7,10]		5,838	6,031
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.12% 6/27/2050[2,7,10]		501	536
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[2,7,10]		61,137	50,523
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,10]		18,333	17,536
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[2,10,12]		16,763	17,187
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,10,12]		17,701	17,284
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,7,10]		2,057	1,948
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,10,12]		8,428	7,905
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.87% 11/25/2055[2,7,10]		24,241	23,918
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[2,7,10]		132	128

14	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.77% 5/25/2055[2,7,10]	USD	21,673	$21,472
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[2,7,10]		10,975	9,070
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,7,10]		5,272	5,062
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,7,10]		1,691	1,665
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.62% 2/25/2057[2,7,10]		544	542
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,7,10]		579	553
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,7,10]		262	256
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,7,10]		856	820
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,7,10]		1,124	1,083
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,7,10]		282	272
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,10]		67,552	59,590
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[2,4]		6,473	5,726
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,10]		19,525	17,660
			360,488

Total mortgage-backed obligations			6,514,421

Corporate bonds, notes & loans 2.78%
Financials 0.45%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030		7,210	8,633
ACE INA Holdings, Inc. 4.35% 11/3/2045		3,230	2,992
AerCap Holdings NV 4.50% 9/15/2023		3,000	2,982
AerCap Ireland Capital DAC 6.50% 7/15/2025		2,500	2,526
AerCap Ireland Capital DAC 3.00% 10/29/2028		3,000	2,614
AerCap Ireland Capital DAC 3.30% 1/30/2032		5,314	4,356
AerCap Ireland Capital DAC 3.85% 10/29/2041		5,079	3,822
AIA Group, Ltd. 3.20% 9/16/2040		1,000	750
Ally Financial, Inc. 1.45% 10/2/2023		5,000	4,889
American Express Co. 4.90% 2/13/2026		2,589	2,605
American Express Co. 5.85% 11/5/2027		5,000	5,238
American International Group, Inc. 5.125% 3/27/2033		1,555	1,563
Aon Corp. 5.35% 2/28/2033		1,368	1,416
Aon Corp. 3.90% 2/28/2052		3,000	2,422
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[2]		1,909	1,910
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]		1,500	1,288
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[12]		4,000	3,995
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[12]		6,500	6,783
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]		1,725	1,737
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]		8,000	6,384
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[12]		3,789	3,201
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[12]		8,210	8,101
Bank of America Corp. 3.846% 3/8/2037 (5-year CMT + 2.00% on 3/8/2032)[12]		5,000	4,330
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[2,12]		700	705
Bank of New York Mellon Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]		3,500	3,526
Bank of Nova Scotia 5.25% 12/6/2024		4,000	4,005
Bank of Nova Scotia 2.45% 2/2/2032		2,217	1,846
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[12]		1,000	998
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[2]		2,000	2,055
Block, Inc. 2.75% 6/1/2026		4,000	3,625
Block, Inc. 3.50% 6/1/2031		9,075	7,403
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[2,12]		1,275	1,084
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,12]		3,625	3,673
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[12]		2,696	2,655
Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[12]		6,000	5,853
Charles Schwab Corp. 2.45% 3/3/2027		1,740	1,579
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[12]		2,000	1,983
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[12]		8,537	7,285
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[12]		529	517
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[12]		6,240	6,752
CME Group, Inc. 2.65% 3/15/2032		2,500	2,195
Coinbase Global, Inc. 3.375% 10/1/2028[2]		1,700	1,028
Coinbase Global, Inc. 3.625% 10/1/2031[2]		7,525	4,212

Capital Income Builder	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Commonwealth Bank of Australia 3.784% 3/14/2032[2]	USD	3,000	$2,550
Corebridge Financial, Inc. 3.50% 4/4/2025[2]		2,000	1,923
Corebridge Financial, Inc. 3.85% 4/5/2029[2]		2,235	2,039
Corebridge Financial, Inc. 3.90% 4/5/2032[2]		2,803	2,468
Corebridge Financial, Inc. 4.35% 4/5/2042[2]		2,067	1,711
Corebridge Financial, Inc. 4.40% 4/5/2052[2]		4,688	3,678
Credit Suisse Group AG 3.80% 6/9/2023		12,050	11,955
Credit Suisse Group AG 4.55% 4/17/2026		2,000	1,863
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[2,12]		1,000	900
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[2,12]		3,000	2,557
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[2,12]		5,000	4,961
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[2,12]		1,000	803
Danske Bank AS 3.875% 9/12/2023[2]		9,250	9,175
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,12]		5,000	4,750
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]		3,200	3,257
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[12]		2,975	2,786
Discover Financial Services 6.70% 11/29/2032		869	920
Fidelity National Information Services, Inc. 3.10% 3/1/2041		212	150
FS Energy and Power Fund 7.50% 8/15/2023[2]		6,480	6,476
Global Payments, Inc. 2.90% 11/15/2031		937	777
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[12]		1,785	1,682
Goldman Sachs Group, Inc. 2.60% 2/7/2030		2,128	1,839
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[12]		3,125	2,610
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[12]		7,500	6,244
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]		12,500	10,764
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[12]		971	751
Groupe BPCE SA 5.70% 10/22/2023[2]		3,000	2,978
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[2,12]		5,000	5,043
HSBC Holdings PLC 7.336% 11/3/2026 (USD-SOFR + 3.03% on 11/3/2025)[12]		3,000	3,148
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[12]		2,743	2,446
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[12]		6,000	6,175
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]		12,500	12,014
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]		14,683	15,315
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]		2,900	3,059
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		3,500	2,936
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[12]		1,988	1,840
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]		9,100	8,844
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]		2,470	2,167
JPMorgan Chase & Co. 3.375% 5/1/2023		2,000	2,000
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[12]		4,000	4,020
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[12]		2,750	2,560
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]		6,500	6,382
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]		2,245	2,253
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[12]		2,000	1,883
JPMorgan Chase & Co. 4.565% 6/14/2030 (USD-SOFR + 1.75% on 6/14/2029)[12]		2,000	1,954
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[12]		785	660
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[12]		10,763	9,210
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[12]		299	291
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[12]		3,000	2,244
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[2,12]		1,475	1,498
Keybank National Assn. 4.70% 1/26/2026		3,000	2,899
Lloyds Banking Group PLC 4.375% 3/22/2028		5,375	5,200
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[12]		1,000	971
LPL Holdings, Inc. 4.625% 11/15/2027[2]		1,000	946
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		1,096	917
Mastercard, Inc. 4.875% 3/9/2028		2,823	2,931
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]		1,067	1,084
Mitsubishi UFJ Financial Group, Inc. 5.354% 9/13/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/13/2027)[12]		1,500	1,518
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[12]		1,325	1,329
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[12]		1,000	1,051

16	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	USD	8,433	$8,480
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]		2,555	2,575
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[12]		6,000	5,094
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[12]		940	928
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[12]		2,790	3,036
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[12]		575	579
MSCI, Inc. 4.00% 11/15/2029[2]		5,000	4,511
MSCI, Inc. 3.875% 2/15/2031[2]		2,000	1,755
MSCI, Inc. 3.25% 8/15/2033[2]		1,000	813
National Australia Bank, Ltd. 5.132% 11/22/2024		2,500	2,516
National Australia Bank, Ltd. 2.99% 5/21/2031[2]		3,000	2,438
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[12]		4,500	4,557
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[12]		4,000	4,163
Navient Corp. 6.75% 6/15/2026		1,000	975
Navient Corp. 5.00% 3/15/2027		2,000	1,804
Navient Corp. 5.625% 8/1/2033		6,200	4,656
New York Life Global Funding 4.55% 1/28/2033[2]		1,431	1,424
Oxford Finance, LLC 6.375% 2/1/2027[2]		2,415	2,246
PayPal Holdings, Inc. 5.05% 6/1/2052		2,000	1,925
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[12]		5,000	4,947
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[12]		1,751	1,725
Royal Bank of Canada 4.875% 1/12/2026		2,000	2,012
Royal Bank of Canada 6.00% 11/1/2027		2,000	2,103
Royal Bank of Canada 5.00% 2/1/2033		2,542	2,562
Springleaf Finance Corp. 6.125% 3/15/2024		1,000	985
Springleaf Finance Corp. 6.875% 3/15/2025		2,000	1,960
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[12]		1,165	1,164
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[12]		4,091	4,078
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[12,13]		2,690	205
Toronto-Dominion Bank 2.00% 9/10/2031		4,000	3,245
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[12]		5,000	4,898
U.S. Bancorp 3.15% 4/27/2027		4,000	3,769
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[12]		2,000	1,917
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[12]		5,000	4,959
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[12]		12,800	11,182
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[12]		2,395	2,346
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[12]		825	840
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[12]		1,508	1,353
			467,596

Energy 0.42%
AI Candelaria (Spain), SLU 7.50% 12/15/2028[2]		405	376
AI Candelaria (Spain), SLU 5.75% 6/15/2033[2]		1,495	1,063
Antero Resources Corp. 7.625% 2/1/2029[2]		1,000	1,025
Apache Corp. 4.25% 1/15/2030		17,930	16,406
Apache Corp. 5.10% 9/1/2040		1,383	1,187
Apache Corp. 5.25% 2/1/2042		427	361
Apache Corp. 5.35% 7/1/2049		1,905	1,487
Baker Hughes Holdings, LLC 2.061% 12/15/2026		802	736
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[2]		3,070	2,889
BP Capital Markets America, Inc. 2.721% 1/12/2032		3,000	2,626
BP Capital Markets America, Inc. 4.812% 2/13/2033		3,000	3,053
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		1,975	1,943
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		1,000	961
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		3,873	3,406
Cenovus Energy, Inc. 5.25% 6/15/2037		2,150	2,069
Cenovus Energy, Inc. 5.40% 6/15/2047		5,910	5,516
Cheniere Energy Partners, LP 4.50% 10/1/2029		1,000	942
Chesapeake Energy Corp. 5.50% 2/1/2026[2]		5,570	5,519
Chesapeake Energy Corp. 5.875% 2/1/2029[2]		8,420	8,063
CNX Resources Corp. 7.25% 3/14/2027[2]		1,000	990

Capital Income Builder	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[14]	USD	259	$154
Continental Resources, Inc. 2.875% 4/1/2032[2]		2,296	1,806
Continental Resources, Inc. 4.90% 6/1/2044		2,000	1,559
Crescent Energy Finance, LLC 9.25% 2/15/2028[2]		914	913
Crestwood Midstream Partners, LP 7.375% 2/1/2031[2]		879	880
CrownRock, LP 5.00% 5/1/2029[2]		3,000	2,837
DCP Midstream Operating, LP 5.625% 7/15/2027		4,000	4,062
DCP Midstream Operating, LP 3.25% 2/15/2032		2,250	1,925
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[2,7,14]		443	430
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[14]		402	390
Diamondback Energy, Inc. 4.25% 3/15/2052		2,101	1,661
DT Midstream, Inc. 4.125% 6/15/2029[2]		1,000	887
DT Midstream, Inc. 4.375% 6/15/2031[2]		2,915	2,539
Ecopetrol SA 8.875% 1/13/2033		1,440	1,397
Enbridge Energy Partners, LP 7.375% 10/15/2045		5,459	6,505
Enbridge, Inc. 3.40% 8/1/2051		718	508
Endeavor Energy Resources, LP 5.75% 1/30/2028[2]		1,000	996
Energean Israel Finance, Ltd. 4.50% 3/30/2024[2]		2,915	2,854
Energean Israel Finance, Ltd. 5.875% 3/30/2031[2]		1,060	926
Energy Transfer Partners, LP 5.30% 4/15/2047		600	527
Energy Transfer Partners, LP 6.00% 6/15/2048		700	670
Energy Transfer Partners, LP 6.25% 4/15/2049		3,820	3,795
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[12]		791	702
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[12]		5,220	4,008
Energy Transfer Partners, LP (3-month USD-LIBOR + 4.028%) 8.892% junior subordinated perpetual bonds[7]		5,000	4,466
Enterprise Products Operating, LLC 3.20% 2/15/2052		1,000	706
EQM Midstream Partners, LP 6.00% 7/1/2025[2]		2,500	2,459
EQM Midstream Partners, LP 4.125% 12/1/2026		2,000	1,818
EQM Midstream Partners, LP 7.50% 6/1/2027[2]		2,000	1,995
EQM Midstream Partners, LP 6.50% 7/1/2027[2]		1,255	1,225
EQM Midstream Partners, LP 4.50% 1/15/2029[2]		2,290	1,949
EQT Corp. 6.125% 2/1/2025[12]		2,000	2,008
EQT Corp. 3.90% 10/1/2027		3,020	2,861
EQT Corp. 5.00% 1/15/2029		155	149
EQT Corp. 7.25% 2/1/2030[12]		15,000	15,844
EQT Corp. 3.625% 5/15/2031[2]		3,945	3,435
Equinor ASA 3.625% 9/10/2028		13,165	12,922
Equinor ASA 3.25% 11/18/2049		7,583	5,894
Exxon Mobil Corp. 2.61% 10/15/2030		20,000	18,082
Exxon Mobil Corp. 3.452% 4/15/2051		2,000	1,606
Gray Oak Pipeline, LLC 2.60% 10/15/2025[2]		1,952	1,814
Guara Norte SARL 5.198% 6/15/2034[2]		1,158	988
Harbour Energy PLC 5.50% 10/15/2026[2]		2,000	1,835
Hess Midstream Operations, LP 5.50% 10/15/2030[2]		310	289
Hess Midstream Partners, LP 5.625% 2/15/2026[2]		1,000	986
Hilcorp Energy I, LP 6.25% 11/1/2028[2]		1,000	959
Hilcorp Energy I, LP 5.75% 2/1/2029[2]		665	622
Hilcorp Energy I, LP 6.00% 4/15/2030[2]		1,925	1,796
Hilcorp Energy I, LP 6.00% 2/1/2031[2]		450	416
Hilcorp Energy I, LP 6.25% 4/15/2032[2]		5,125	4,796
Kinder Morgan, Inc. 4.80% 2/1/2033		3,000	2,906
Kinder Morgan, Inc. 5.20% 6/1/2033		2,142	2,127
Kinder Morgan, Inc. 3.25% 8/1/2050		2,007	1,320
Kinder Morgan, Inc. 3.60% 2/15/2051		4,000	2,816
Kinder Morgan, Inc. 5.45% 8/1/2052		826	764
Leviathan Bond, Ltd. 6.75% 6/30/2030[2]		1,390	1,292
Magellan Midstream Partners, LP 3.95% 3/1/2050		4,000	3,090
Marathon Oil Corp. 4.40% 7/15/2027		3,375	3,299
Marathon Oil Corp. 5.20% 6/1/2045		3,500	3,033
Matador Resources Co. 6.875% 4/15/2028[2]		950	957
MPLX, LP 1.75% 3/1/2026		1,846	1,699
MPLX, LP 2.65% 8/15/2030		1,994	1,704
MPLX, LP 4.95% 9/1/2032		6,333	6,219
MPLX, LP 4.95% 3/14/2052		1,500	1,300

18	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Murphy Oil Corp. 5.875% 12/1/2027	USD	2,005	$1,974
Murphy Oil Corp. 6.375% 7/15/2028		2,000	1,995
Murphy Oil USA, Inc. 3.75% 2/15/2031[2]		1,000	856
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[2]		6,955	6,865
New Fortress Energy, Inc. 6.75% 9/15/2025[2]		1,800	1,717
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		8,085	7,455
NGL Energy Operating, LLC 7.50% 2/1/2026[2]		7,435	7,136
NGPL PipeCo, LLC 7.768% 12/15/2037[2]		2,000	2,223
Noble Finance II, LLC, 8.00% 4/15/2030[2]		750	769
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[2]		3,000	2,820
Occidental Petroleum Corp. 5.50% 12/1/2025		1,400	1,406
Occidental Petroleum Corp. 3.00% 2/15/2027		4,000	3,659
Occidental Petroleum Corp. 6.125% 1/1/2031		5,000	5,233
Occidental Petroleum Corp. 6.45% 9/15/2036		1,000	1,062
Occidental Petroleum Corp. 6.20% 3/15/2040		1,000	1,028
Occidental Petroleum Corp. 4.625% 6/15/2045		4,000	3,285
Occidental Petroleum Corp. 6.60% 3/15/2046		1,000	1,068
Occidental Petroleum Corp. 4.40% 4/15/2046		2,000	1,613
Occidental Petroleum Corp. 4.40% 8/15/2049		6,000	4,725
Oleoducto Central SA 4.00% 7/14/2027[2]		1,065	945
ONEOK, Inc. 4.55% 7/15/2028		203	199
ONEOK, Inc. 4.35% 3/15/2029		360	345
ONEOK, Inc. 3.10% 3/15/2030		2,234	1,979
ONEOK, Inc. 4.95% 7/13/2047		628	535
ONEOK, Inc. 7.15% 1/15/2051		2,319	2,532
Patterson-UTI Energy, Inc. 5.15% 11/15/2029		1,000	894
Pemex Project Funding Master Trust, Series 13, 6.625% 6/15/2035		10,000	6,957
Petróleos Mexicanos 6.875% 10/16/2025		5,500	5,422
Petróleos Mexicanos 4.50% 1/23/2026		2,032	1,853
Petróleos Mexicanos 8.75% 6/2/2029		14,784	13,590
Petróleos Mexicanos 6.70% 2/16/2032		6,205	4,781
Petróleos Mexicanos 6.75% 9/21/2047		944	582
Petrorio Luxembourg SARL 6.125% 6/9/2026[2]		2,370	2,192
Pioneer Natural Resources Company 1.90% 8/15/2030		3,933	3,267
Plains All American Pipeline, LP 3.80% 9/15/2030		1,135	1,028
Range Resources Corp. 4.75% 2/15/2030[2]		445	410
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025		6,450	6,483
Southwestern Energy Co. 8.375% 9/15/2028		320	336
Southwestern Energy Co. 5.375% 2/1/2029		5,455	5,148
Southwestern Energy Co. 5.375% 3/15/2030		975	908
Southwestern Energy Co. 4.75% 2/1/2032		550	486
Sunoco Logistics Operating Partners, LP 5.40% 10/1/2047		1,536	1,370
Sunoco, LP 6.00% 4/15/2027		1,000	996
Sunoco, LP 4.50% 5/15/2029		1,700	1,533
Superior Plus, LP 4.50% 3/15/2029[2]		1,000	887
Tallgrass Energy Partners, LP 7.50% 10/1/2025[2]		1,000	1,009
Targa Resources Partners, LP 6.875% 1/15/2029		3,110	3,180
Targa Resources Partners, LP 5.50% 3/1/2030		3,190	3,111
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[12]		38,449	36,498
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 7.074% 5/16/2067[7]		1,000	772
TransCanada PipeLines, Ltd. 4.10% 4/15/2030		11,939	11,395
Transportadora de Gas Peru SA 4.25% 4/30/2028[2]		1,090	1,049
Valaris, Ltd. 8.25% Cash 4/30/2028[14]		221	230
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[2]		1,471	1,493
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]		1,985	1,761
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[2]		1,000	844
Weatherford International, Ltd. 6.50% 9/15/2028[2]		1,000	1,001
Western Gas Partners, LP 3.95% 6/1/2025		1,520	1,466
Western Gas Partners, LP 4.65% 7/1/2026		3,105	3,023
Western Gas Partners, LP 5.45% 4/1/2044		1,000	871
Western Midstream Operating, LP 3.35% 2/1/2025[12]		5,040	4,820
Western Midstream Operating, LP 4.30% 2/1/2030[12]		3,755	3,431
Western Midstream Operating, LP 6.15% 4/1/2033		1,314	1,337
Western Midstream Operating, LP 5.50% 2/1/2050[12]		3,956	3,360
Williams Companies, Inc. 5.30% 8/15/2052		1,750	1,651
			432,844

Capital Income Builder	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.36%
América Móvil, SAB de CV, 4.70% 7/21/2032	USD	2,500	$2,486
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN	147,200	7,178
AT&T, Inc. 2.55% 12/1/2033	USD	5,181	4,173
AT&T, Inc. 3.50% 9/15/2053		5,957	4,277
Cablevision Systems Corp. 5.50% 4/15/2027[2]		3,000	2,569
Cablevision Systems Corp. 5.75% 1/15/2030[2]		4,250	2,173
CCO Holdings, LLC 5.125% 5/1/2027[2]		6,000	5,670
CCO Holdings, LLC 5.00% 2/1/2028[2]		6,000	5,556
CCO Holdings, LLC 6.375% 9/1/2029[2]		3,525	3,353
CCO Holdings, LLC 4.75% 3/1/2030[2]		2,475	2,133
CCO Holdings, LLC 4.50% 8/15/2030[2]		3,950	3,321
CCO Holdings, LLC 4.25% 2/1/2031[2]		3,650	2,993
CCO Holdings, LLC 4.75% 2/1/2032[2]		3,000	2,486
CCO Holdings, LLC 4.50% 6/1/2033[2]		24,425	19,470
CCO Holdings, LLC 4.25% 1/15/2034[2]		18,300	13,960
Charter Communications Operating, LLC 3.50% 3/1/2042		5,675	3,836
Charter Communications Operating, LLC 3.70% 4/1/2051		4,000	2,541
Charter Communications Operating, LLC 3.90% 6/1/2052		3,000	1,957
Comcast Corp. 2.65% 2/1/2030		20,000	17,918
DIRECTV Financing, LLC 5.875% 8/15/2027[2]		4,000	3,515
Discovery Communications, LLC 4.90% 3/11/2026		3,000	2,998
DISH Network Corp. 11.75% 11/15/2027[2]		1,925	1,821
Embarq Corp. 7.995% 6/1/2036		725	313
Frontier Communications Corp. 5.875% 10/15/2027[2]		2,000	1,843
Frontier Communications Holdings, LLC 5.875% 11/1/2029		731	557
Gray Television, Inc. 7.00% 5/15/2027[2]		1,975	1,602
Level 3 Communications, Inc. 3.875% 11/15/2029[2]		2,500	1,828
Level 3 Financing, Inc. 3.75% 7/15/2029[2]		2,015	1,136
Match Group, Inc. 4.625% 6/1/2028[2]		1,000	924
Meta Platforms, Inc. 3.85% 8/15/2032		13,000	12,280
Meta Platforms, Inc. 4.45% 8/15/2052		8,500	7,502
Netflix, Inc. 3.625% 6/15/2025[2]		5,575	5,411
Netflix, Inc. 5.875% 11/15/2028		3,000	3,159
Netflix, Inc. 5.375% 11/15/2029[2]		5,000	5,116
Netflix, Inc. 4.875% 6/15/2030[2]		5,650	5,617
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[2]		6,650	5,620
SBA Tower Trust 1.631% 11/15/2026[2]		22,469	19,778
Scripps Escrow II, Inc. 3.875% 1/15/2029[2]		1,250	973
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]		6,275	5,304
Sirius XM Radio, Inc. 3.875% 9/1/2031[2]		2,850	2,157
Sprint Corp. 7.875% 9/15/2023		2,000	2,018
Sprint Corp. 6.875% 11/15/2028		35,170	37,948
Sprint Corp. 8.75% 3/15/2032		8,710	10,654
Tencent Holdings, Ltd. 3.68% 4/22/2041		200	156
Tencent Holdings, Ltd. 3.24% 6/3/2050		2,556	1,706
Tencent Holdings, Ltd. 3.24% 6/3/2050[2]		1,831	1,222
Tencent Holdings, Ltd. 3.84% 4/22/2051		5,021	3,739
Tencent Holdings, Ltd. 3.84% 4/22/2051[2]		888	661
T-Mobile US, Inc. 3.50% 4/15/2025		6,550	6,375
T-Mobile US, Inc. 3.75% 4/15/2027		10,000	9,635
T-Mobile US, Inc. 3.875% 4/15/2030		9,975	9,398
T-Mobile US, Inc. 2.875% 2/15/2031		15,000	13,013
T-Mobile US, Inc. 3.50% 4/15/2031		10,000	9,043
T-Mobile US, Inc. 3.00% 2/15/2041		4,200	3,124
T-Mobile US, Inc. 3.30% 2/15/2051		8,316	5,941
T-Mobile US, Inc. 3.40% 10/15/2052		5,200	3,765
Verizon Communications, Inc. 2.55% 3/21/2031		23,150	19,720
Verizon Communications, Inc. 2.355% 3/15/2032		11,186	9,187
Verizon Communications, Inc. 2.875% 11/20/2050		4,250	2,824
Verizon Communications, Inc. 3.55% 3/22/2051		5,000	3,797
Vodafone Group PLC 4.25% 9/17/2050		4,575	3,753
Warner Music Group 3.75% 12/1/2029[2]		1,000	881
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]		3,276	2,912
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]		4,285	3,548
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]		7,934	6,347
			368,871

20	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.35%
Alibaba Group Holding, Ltd. 2.80% 6/6/2023	USD	3,000	$2,993
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		3,000	2,493
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		1,000	672
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		6,000	3,940
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[2]		772	782
Amazon.com, Inc. 4.65% 12/1/2029		4,000	4,098
Amazon.com, Inc. 4.70% 12/1/2032		4,000	4,116
American Honda Finance Corp. 4.75% 1/12/2026		3,000	3,032
AutoNation, Inc. 3.85% 3/1/2032		5,750	4,864
Bayerische Motoren Werke AG 3.70% 4/1/2032[2]		850	801
Booking Holdings, Inc. 4.625% 4/13/2030		5,000	5,030
Burger King Corp. 3.875% 1/15/2028[2]		1,000	939
Burger King Corp. 4.00% 10/15/2030[2]		1,000	874
Carnival Corp. 10.50% 2/1/2026[2]		11,000	11,495
Carnival Corp. 4.00% 8/1/2028[2]		7,000	6,075
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]		50,000	48,618
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		18,450	17,491
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]		1,189	1,199
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]		2,402	2,420
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		1,850	1,622
Empire Resorts, Inc. 7.75% 11/1/2026[2]		3,225	2,672
Ford Motor Co. 2.30% 2/10/2025		20,695	19,297
Ford Motor Co. 2.90% 2/10/2029		14,995	12,457
Ford Motor Co. 3.25% 2/12/2032		6,000	4,658
Ford Motor Credit Company, LLC 5.125% 6/16/2025		5,010	4,885
Ford Motor Credit Company, LLC 6.95% 3/6/2026		3,000	3,031
Ford Motor Credit Company, LLC 2.70% 8/10/2026		3,990	3,544
Ford Motor Credit Company, LLC 4.95% 5/28/2027		7,000	6,629
Ford Motor Credit Company, LLC 6.80% 5/12/2028		1,500	1,502
General Motors Company 6.80% 10/1/2027		3,226	3,412
General Motors Financial Co., Inc. 5.85% 4/6/2030		3,000	3,001
Grand Canyon University 4.125% 10/1/2024		20,000	19,058
Grand Canyon University 4.375% 10/1/2026		3,000	2,753
Hanesbrands, Inc. 4.875% 5/15/2026[2]		1,000	944
Hanesbrands, Inc. 9.00% 2/15/2031[2]		800	820
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.732% 3/8/2030[7,15]		2,138	2,130
Harley-Davidson, Inc. 3.35% 6/8/2025[2]		3,135	2,996
Hilton Worldwide Holdings, Inc. 5.75% 5/1/2028[2]		6,000	5,993
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[2]		2,000	1,771
Home Depot, Inc. 2.95% 6/15/2029		4,775	4,464
Hyundai Capital America 5.60% 3/30/2028[2]		3,000	3,031
Hyundai Capital America 5.80% 4/1/2030[2]		1,358	1,395
International Game Technology PLC 4.125% 4/15/2026[2]		2,000	1,922
Lithia Motors, Inc. 3.875% 6/1/2029[2]		2,000	1,734
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[2]		555	493
Marriott International, Inc. 5.00% 10/15/2027		1,000	1,011
Marriott International, Inc. 4.90% 4/15/2029		201	200
Marriott International, Inc. 4.625% 6/15/2030		1,500	1,458
McDonald’s Corp. 3.70% 1/30/2026		7,015	6,925
McDonald’s Corp. 2.125% 3/1/2030		4,136	3,602
McDonald’s Corp. 4.60% 9/9/2032		3,775	3,831
McDonald’s Corp. 4.45% 3/1/2047		2,100	1,922
McDonald’s Corp. 5.15% 9/9/2052		2,155	2,191
Melco International Development, Ltd. 4.875% 6/6/2025[2]		4,000	3,762
Melco International Development, Ltd. 4.875% 6/6/2025		1,000	940
Melco International Development, Ltd. 5.75% 7/21/2028[2]		1,000	872
Melco International Development, Ltd. 5.375% 12/4/2029[2]		3,000	2,495
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[2]		1,000	929
MercadoLibre, Inc. 3.125% 1/14/2031		1,055	819
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]		2,000	2,018
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]		450	457
MGM Resorts International 6.75% 5/1/2025		1,500	1,516
MGM Resorts International 4.75% 10/15/2028		2,000	1,872
Nordstrom, Inc. 2.30% 4/8/2024		6,000	5,722
Nordstrom, Inc. 4.25% 8/1/2031		4,000	2,975
QVC, Inc. 4.85% 4/1/2024		2,000	1,718

Capital Income Builder	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
QVC, Inc. 4.45% 2/15/2025	USD	2,000	$1,472
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]		22,280	23,675
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[2]		2,825	2,531
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[2]		2,815	2,967
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[2]		631	633
Sally Holdings, LLC 5.625% 12/1/2025		5,000	4,945
Sands China, Ltd. 5.625% 8/8/2025		1,000	982
Sands China, Ltd. 4.30% 1/8/2026		1,000	942
Sands China, Ltd. 2.80% 3/8/2027		2,000	1,748
Sands China, Ltd. 5.90% 8/8/2028		7,000	6,816
Sands China, Ltd. 3.35% 3/8/2029		12,000	10,116
Sonic Automotive, Inc. 4.625% 11/15/2029[2]		1,560	1,310
Sonic Automotive, Inc. 4.875% 11/15/2031[2]		3,030	2,450
Starbucks Corp. 3.75% 12/1/2047		4,875	3,963
Starbucks Corp. 4.50% 11/15/2048		815	741
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		873	711
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]		2,094	2,206
The Gap, Inc. 3.625% 10/1/2029[2]		1,000	709
Wyndham Worldwide Corp. 4.375% 8/15/2028[2]		2,000	1,862
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]		5,390	4,968
YUM! Brands, Inc. 4.75% 1/15/2030[2]		3,000	2,905
YUM! Brands, Inc. 3.625% 3/15/2031		1,000	885
			364,918

Health care 0.33%
Amgen, Inc. 5.507% 3/2/2026		4,000	4,016
Amgen, Inc. 5.15% 3/2/2028		3,899	3,992
Amgen, Inc. 3.00% 2/22/2029		350	325
Amgen, Inc. 4.05% 8/18/2029		9,650	9,377
Amgen, Inc. 5.25% 3/2/2030		8,311	8,539
Amgen, Inc. 4.20% 3/1/2033		8,000	7,679
Amgen, Inc. 5.25% 3/2/2033		5,285	5,440
Amgen, Inc. 5.60% 3/2/2043		11,000	11,328
Amgen, Inc. 4.40% 5/1/2045		2,000	1,766
Amgen, Inc. 4.875% 3/1/2053		6,893	6,482
Amgen, Inc. 5.65% 3/2/2053		2,539	2,632
Amgen, Inc. 5.75% 3/2/2063		5,743	5,953
Anthem, Inc. 2.375% 1/15/2025		1,534	1,476
AstraZeneca Finance, LLC 4.875% 3/3/2028		3,000	3,099
Avantor Funding, Inc. 4.625% 7/15/2028[2]		1,000	936
Bausch Health Companies, Inc. 6.125% 2/1/2027[2]		1,000	722
Baxter International, Inc. 2.272% 12/1/2028		1,342	1,173
Baxter International, Inc. 2.539% 2/1/2032		3,586	2,954
Baxter International, Inc. 3.132% 12/1/2051		4,500	2,978
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[2]		850	724
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[2]		2,270	1,927
Centene Corp. 2.45% 7/15/2028		14,495	12,612
Centene Corp. 3.375% 2/15/2030		5,344	4,723
Centene Corp. 3.00% 10/15/2030		2,590	2,210
Centene Corp. 2.625% 8/1/2031		3,950	3,239
Cigna Corp. 5.685% 3/15/2026		4,000	4,026
CVS Health Corp. 5.125% 2/21/2030		3,000	3,053
CVS Health Corp. 5.25% 2/21/2033		1,990	2,033
CVS Health Corp. 5.625% 2/21/2053		5,000	5,028
Elevance Health, Inc. 4.90% 2/8/2026		567	566
Elevance Health, Inc. 5.125% 2/15/2053		515	512
Eli Lilly and Company 5.00% 2/27/2026		3,000	3,018
Eli Lilly and Company 4.875% 2/27/2053		1,340	1,402
Eli Lilly and Company 4.95% 2/27/2063		2,554	2,669
Endo DAC 5.875% 10/15/2024[2]		225	160
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]		2,000	2,142
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]		375	422
Gilead Sciences, Inc. 2.80% 10/1/2050		935	642
HCA, Inc. 4.125% 6/15/2029		8,450	8,015
HCA, Inc. 3.50% 9/1/2030		1,000	901
HCA, Inc. 5.25% 6/15/2049		2,500	2,267
Humana, Inc. 3.70% 3/23/2029		649	615

22	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Laboratory Corporation of America Holdings 4.70% 2/1/2045	USD	6,900	$6,275
McKesson Corp. 5.25% 2/15/2026		4,000	4,002
Merck & Co., Inc. 1.70% 6/10/2027		11,549	10,549
Merck & Co., Inc. 2.15% 12/10/2031		15,402	13,149
Molina Healthcare, Inc. 4.375% 6/15/2028[2]		4,000	3,755
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		9,000	7,722
Owens & Minor, Inc. 4.375% 12/15/2024		1,000	966
Owens & Minor, Inc. 6.625% 4/1/2030[2]		2,135	1,860
Owens & Minor, Inc., Term Loan, (USD-SOFR + 3.75%) 4.25% 3/22/2029[7,15]		3,893	3,874
Perrigo Finance Unlimited Co. 4.375% 3/15/2026		2,500	2,408
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		543	444
Shire PLC 2.875% 9/23/2023		1,084	1,073
Shire PLC 3.20% 9/23/2026		25,483	24,300
Tenet Healthcare Corp. 4.875% 1/1/2026		1,000	986
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023		376	374
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		32,099	32,065
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025		2,000	2,048
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		8,160	7,382
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		4,985	4,675
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		24,805	24,724
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		7,815	7,259
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029		2,863	3,002
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031		2,553	2,699
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		35,859	23,937
UnitedHealth Group, Inc. 2.375% 8/15/2024		2,940	2,854
UnitedHealth Group, Inc. 4.20% 5/15/2032		767	752
UnitedHealth Group, Inc. 5.35% 2/15/2033		1,700	1,814
UnitedHealth Group, Inc. 4.75% 5/15/2052		750	730
UnitedHealth Group, Inc. 5.875% 2/15/2053		1,200	1,357
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[2]		5,000	4,365
Zoetis, Inc. 5.60% 11/16/2032		800	859
			346,032

Utilities 0.28%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[2]		1,095	951
Alabama Power Co. 3.94% 9/1/2032		2,500	2,369
Alfa Desarrollo SpA 4.55% 9/27/2051[2]		2,831	2,050
Alliant Energy Finance, LLC 3.60% 3/1/2032[2]		750	664
Ameren Corp. 2.50% 9/15/2024		1,616	1,556
Commonwealth Edison Co. 2.95% 8/15/2027		2,450	2,315
Consumers Energy Co. 3.60% 8/15/2032		850	793
Consumers Energy Co. 4.625% 5/15/2033		5,500	5,536
Consumers Energy Co. 4.05% 5/15/2048		6,425	5,595
Consumers Energy Co. 3.75% 2/15/2050		5,625	4,649
Consumers Energy Co. 3.10% 8/15/2050		10,890	7,937
DTE Electric Co. 5.20% 4/1/2033		3,000	3,134
DTE Electric Co. 3.65% 3/1/2052		1,500	1,213
DTE Energy Company 3.00% 3/1/2032		1,500	1,332
Duke Energy Corp. 5.00% 12/8/2027		1,250	1,276
Edison International 4.70% 8/15/2025		2,000	1,976
Edison International 5.75% 6/15/2027		800	822
Edison International 4.125% 3/15/2028		2,158	2,062
Edison International 6.95% 11/15/2029		450	489
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[12]		3,000	2,572
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]		15,349	14,676
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		1,713	1,347
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[2]		920	687
Enfragen Energia Sur SA 5.375% 12/30/2030		800	507
Entergy Louisiana, LLC 4.20% 9/1/2048		5,950	5,196
Entergy Louisiana, LLC 4.75% 9/15/2052		900	856
Eversource Energy 2.80% 5/1/2023		1,870	1,870
Eversource Energy 3.80% 12/1/2023		15,000	14,843
Exelon Corp. 4.45% 4/15/2046		8,115	7,093
FirstEnergy Corp. 2.05% 3/1/2025		1,502	1,423
FirstEnergy Corp. 1.60% 1/15/2026		2,600	2,391
FirstEnergy Corp. 2.65% 3/1/2030		1,305	1,129

Capital Income Builder	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
FirstEnergy Corp. 2.25% 9/1/2030	USD	4,837	$3,997
FirstEnergy Corp. 3.40% 3/1/2050		15,150	10,634
FirstEnergy Corp., Series B, 4.15% 7/15/2027		26,785	26,087
Florida Power & Light Company 5.05% 4/1/2028		4,700	4,870
Florida Power & Light Company 5.10% 4/1/2033		2,115	2,207
Florida Power & Light Company 2.875% 12/4/2051		480	343
Florida Power & Light Company 5.30% 4/1/2053		1,000	1,068
IPALCO Enterprises, Inc. 3.70% 9/1/2024		2,000	1,945
Light Serviços de Eletricidade SA 4.375% 6/18/2026		1,300	488
NiSource, Inc. 5.25% 3/30/2028		525	537
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		975	977
Pacific Gas and Electric Co. 3.25% 6/15/2023		16,490	16,439
Pacific Gas and Electric Co. 4.25% 8/1/2023		1,035	1,031
Pacific Gas and Electric Co. 1.70% 11/15/2023		4,820	4,708
Pacific Gas and Electric Co. 3.85% 11/15/2023		145	143
Pacific Gas and Electric Co. 3.40% 8/15/2024		3,665	3,564
Pacific Gas and Electric Co. 3.15% 1/1/2026		1,365	1,287
Pacific Gas and Electric Co. 2.95% 3/1/2026		12,987	12,121
Pacific Gas and Electric Co. 3.30% 3/15/2027		1,749	1,610
Pacific Gas and Electric Co. 3.30% 12/1/2027		738	671
Pacific Gas and Electric Co. 4.65% 8/1/2028		2,500	2,374
Pacific Gas and Electric Co. 4.55% 7/1/2030		1,100	1,023
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,190	17,182
Pacific Gas and Electric Co. 3.25% 6/1/2031		1,300	1,101
Pacific Gas and Electric Co. 4.95% 7/1/2050		10,000	8,149
Pacific Gas and Electric Co. 3.50% 8/1/2050		20,610	13,466
PG&E Corp. 5.00% 7/1/2028		2,595	2,445
PG&E Corp. 5.25% 7/1/2030		890	821
Public Service Electric and Gas Co. 3.20% 5/15/2029		4,000	3,749
Public Service Electric and Gas Co. 2.45% 1/15/2030		3,000	2,669
Public Service Enterprise Group, Inc. 3.20% 8/1/2049		3,300	2,514
Southern California Edison Co. 0.70% 8/1/2023		3,000	2,966
Southern California Edison Co. 5.30% 3/1/2028		2,000	2,055
Southern California Edison Co. 2.85% 8/1/2029		1,600	1,451
Southern California Edison Co. 4.00% 4/1/2047		6,667	5,524
Southern California Edison Co. 4.125% 3/1/2048		6,667	5,676
Southern California Edison Co. 2.95% 2/1/2051		2,869	1,950
Southern California Edison Co., Series C, 3.60% 2/1/2045		4,463	3,428
Talen Energy Corp. 7.25% 5/15/2027[2]		2,290	2,393
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[7,15]		5,000	5,037
Talen Energy Supply, LLC 7.625% 6/1/2028[2]		705	738
Union Electric Co. 3.90% 4/1/2052		645	544
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[2]		3,430	3,085
Virginia Electric and Power Co. 2.40% 3/30/2032		2,075	1,741
WEC Energy Group, Inc. 5.15% 10/1/2027		1,125	1,151
Xcel Energy, Inc. 2.60% 12/1/2029		2,275	2,021
			291,289

Industrials 0.18%
ADT Security Corp. 4.125% 8/1/2029[2]		1,000	870
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[2]		2,650	2,265
Ashtead Capital, Inc. 5.50% 8/11/2032[2]		1,598	1,581
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[12]		6,700	6,476
Boeing Company 4.508% 5/1/2023		28,029	28,029
Boeing Company 5.15% 5/1/2030		4,917	4,957
Boeing Company 3.625% 2/1/2031		3,907	3,577
Boeing Company 3.60% 5/1/2034		5,000	4,306
Boeing Company 5.705% 5/1/2040		5,000	5,024
Boeing Company 5.805% 5/1/2050		4,000	3,983
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		1,157	888
BWX Technologies, Inc. 4.125% 4/15/2029[2]		1,000	906
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		13,250	9,514
Carrier Global Corp. 2.722% 2/15/2030		12,267	10,747
Carrier Global Corp. 3.377% 4/5/2040		1,483	1,156
Carrier Global Corp. 3.577% 4/5/2050		1,289	964

24	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Clean Harbors, Inc. 6.375% 2/1/2031[2]	USD	162	$165
CSX Corp. 2.40% 2/15/2030		7,186	6,324
CSX Corp. 4.50% 11/15/2052		3,000	2,764
Howmet Aerospace, Inc. 5.90% 2/1/2027		1,000	1,025
Howmet Aerospace, Inc. 6.75% 1/15/2028		2,000	2,110
Masonite International Corp. 5.375% 2/1/2028[2]		1,000	964
Masonite International Corp. 3.50% 2/15/2030[2]		1,000	858
Mexico City Airport Trust 5.50% 7/31/2047		2,500	1,942
Mileage Plus Holdings, LLC 6.50% 6/20/2027[2]		3,226	3,224
Norfolk Southern Corp. 4.45% 3/1/2033		1,447	1,428
Norfolk Southern Corp. 4.55% 6/1/2053		1,000	909
Northrop Grumman Corp. 4.70% 3/15/2033		1,730	1,742
Northrop Grumman Corp. 4.95% 3/15/2053		891	881
Otis Worldwide Corp. 2.056% 4/5/2025		15,629	14,814
Prime Security Services Borrower, LLC 5.75% 4/15/2026[2]		1,000	994
Raytheon Technologies Corp. 5.00% 2/27/2026		585	595
Raytheon Technologies Corp. 5.375% 2/27/2053		3,555	3,741
Regal Rexnord Corp. 6.30% 2/15/2030[2]		2,500	2,549
Regal Rexnord Corp. 6.40% 4/15/2033[2]		2,500	2,552
Republic Services, Inc. 5.00% 4/1/2034		1,301	1,332
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[2]		1,862	1,929
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[2]		1,455	1,548
Rolls-Royce PLC 5.75% 10/15/2027[2]		4,415	4,411
Sabre GLBL, Inc. 7.375% 9/1/2025[2]		1,500	1,335
Sabre GLBL, Inc. 11.25% 12/15/2027[2]		1,487	1,308
SkyMiles IP, Ltd. 4.75% 10/20/2028[2]		1,840	1,788
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 8.798% 10/20/2027[7,15]		1,800	1,867
Spirit AeroSystems, Inc. 7.50% 4/15/2025[2]		1,640	1,632
Spirit AeroSystems, Inc. 9.375% 11/30/2029[2]		1,661	1,787
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.545% 1/15/2027[7,15]		1,500	1,497
TransDigm, Inc. 6.25% 3/15/2026[2]		4,000	4,025
Union Pacific Corp. 2.80% 2/14/2032		1,500	1,327
Union Pacific Corp. 2.95% 3/10/2052		1,823	1,302
United Airlines, Inc. 4.375% 4/15/2026[2]		1,080	1,033
United Airlines, Inc. 4.625% 4/15/2029[2]		875	793
United Rentals, Inc. 6.00% 12/15/2029[2]		2,000	2,032
United Technologies Corp. 3.125% 5/4/2027		12,375	11,822
Waste Management, Inc. 4.625% 2/15/2030		5,000	5,066
			182,658

Consumer staples 0.13%
7-Eleven, Inc. 1.80% 2/10/2031[2]		3,540	2,834
7-Eleven, Inc. 2.50% 2/10/2041[2]		2,360	1,616
7-Eleven, Inc. 2.80% 2/10/2051[2]		3,195	2,079
Albertsons Companies, Inc. 3.50% 3/15/2029[2]		3,290	2,918
Albertsons Companies, Inc. 4.875% 2/15/2030[2]		1,000	934
Altria Group, Inc. 4.40% 2/14/2026		1,173	1,165
Altria Group, Inc. 2.45% 2/4/2032		3,000	2,389
Altria Group, Inc. 3.875% 9/16/2046		1,756	1,262
Altria Group, Inc. 3.70% 2/4/2051		2,604	1,748
Anheuser-Busch InBev NV 4.75% 1/23/2029		15,000	15,347
ARAMARK Corp. 6.375% 5/1/2025[2]		2,000	2,003
British American Tobacco PLC 4.70% 4/2/2027		7,862	7,772
British American Tobacco PLC 3.557% 8/15/2027		7,650	7,165
British American Tobacco PLC 4.742% 3/16/2032		1,000	935
British American Tobacco PLC 4.39% 8/15/2037		1,300	1,062
British American Tobacco PLC 3.734% 9/25/2040		5,640	4,055
British American Tobacco PLC 4.54% 8/15/2047		3,138	2,346
British American Tobacco PLC 4.758% 9/6/2049		2,361	1,807
British American Tobacco PLC 5.65% 3/16/2052		713	628
Conagra Brands, Inc. 5.30% 11/1/2038		739	730
Constellation Brands, Inc. 5.00% 2/2/2026		3,000	2,992
Constellation Brands, Inc. 4.35% 5/9/2027		1,919	1,905
Constellation Brands, Inc. 4.75% 5/9/2032		2,016	2,010
Constellation Brands, Inc. 4.90% 5/1/2033		504	506
Coty, Inc. 5.00% 4/15/2026[2]		2,000	1,955

Capital Income Builder	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
General Mills, Inc. 5.241% 11/18/2025	USD	2,500	$2,502
Kraft Heinz Company 3.00% 6/1/2026		2,072	1,985
Kraft Heinz Company 3.875% 5/15/2027		2,795	2,731
Kraft Heinz Company 4.375% 6/1/2046		7,000	6,132
MARB BondCo PLC 3.95% 1/29/2031[2]		1,677	1,233
NBM US Holdings, Inc. 6.625% 8/6/2029[16]		2,683	2,419
Performance Food Group, Inc. 5.50% 10/15/2027[2]		1,000	981
Philip Morris International, Inc. 5.125% 11/15/2024		3,000	3,020
Philip Morris International, Inc. 5.00% 11/17/2025		3,000	3,029
Philip Morris International, Inc. 5.625% 11/17/2029		1,288	1,346
Philip Morris International, Inc. 5.125% 2/15/2030		5,471	5,531
Philip Morris International, Inc. 1.75% 11/1/2030		2,000	1,616
Philip Morris International, Inc. 5.75% 11/17/2032		1,501	1,578
Philip Morris International, Inc. 5.375% 2/15/2033		5,000	5,103
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[2]		2,215	2,161
Reynolds American, Inc. 4.45% 6/12/2025		7,045	6,932
Reynolds American, Inc. 5.85% 8/15/2045		640	580
Target Corp. 4.40% 1/15/2033		2,000	2,001
Target Corp. 4.80% 1/15/2053		6,000	5,922
Walmart, Inc. 4.00% 4/15/2030		3,000	2,987
Walmart, Inc. 4.50% 4/15/2053		2,408	2,390
			132,342

Information technology 0.11%
Analog Devices, Inc. 1.70% 10/1/2028		1,350	1,190
Analog Devices, Inc. 2.10% 10/1/2031		2,576	2,193
Black Knight, Inc. 3.625% 9/1/2028[2]		1,880	1,701
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[2]		1,125	1,032
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[2]		505	459
Broadcom, Inc. 4.75% 4/15/2029		5,000	4,956
Broadcom, Inc. 4.15% 11/15/2030		4,000	3,722
Broadcom, Inc. 2.45% 2/15/2031[2]		2,905	2,382
Broadcom, Inc. 4.15% 4/15/2032[2]		1,054	963
Broadcom, Inc. 2.60% 2/15/2033[2]		2,475	1,954
Broadcom, Inc. 3.137% 11/15/2035[2]		205	159
Broadcom, Inc. 3.50% 2/15/2041[2]		2,338	1,756
Broadcom, Inc. 3.75% 2/15/2051[2]		1,203	887
Entegris Escrow Corp. 4.75% 4/15/2029[2]		5,935	5,527
Gartner, Inc. 4.50% 7/1/2028[2]		2,600	2,448
Gartner, Inc. 3.625% 6/15/2029[2]		2,000	1,773
Intel Corp. 4.875% 2/10/2028		2,214	2,254
Intel Corp. 5.125% 2/10/2030		4,000	4,099
Intel Corp. 5.20% 2/10/2033		9,475	9,680
Intel Corp. 5.625% 2/10/2043		2,249	2,311
Intel Corp. 5.70% 2/10/2053		4,352	4,458
Lenovo Group, Ltd. 5.875% 4/24/2025		38,190	38,533
Lenovo Group, Ltd. 6.536% 7/27/2032		2,000	2,012
Match Group Holdings II, LLC 4.125% 8/1/2030[2]		1,000	856
NortonLifeLock, Inc. 6.75% 9/30/2027[2]		2,000	2,018
Oracle Corp. 3.60% 4/1/2050		2,500	1,780
Oracle Corp. 3.95% 3/25/2051		3,029	2,290
salesforce.com, inc. 2.90% 7/15/2051		2,000	1,422
SK hynix, Inc. 6.375% 1/17/2028[2]		580	584
SK hynix, Inc. 6.50% 1/17/2033		2,397	2,380
SK hynix, Inc. 6.50% 1/17/2033[2]		853	847
Unisys Corp. 6.875% 11/1/2027[2]		1,000	667
VeriSign, Inc. 2.70% 6/15/2031		625	533
			109,826

Real estate 0.09%
American Tower Corp. 5.50% 3/15/2028		3,000	3,095
Brookfield Property REIT, Inc. 4.50% 4/1/2027[2]		1,975	1,636
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[2]		980	813
Crown Castle, Inc. 5.00% 1/11/2028		2,612	2,643
Equinix, Inc. 2.90% 11/18/2026		6,572	6,142
Extra Space Storage, LP 5.70% 4/1/2028		321	329
FibraSOMA 4.375% 7/22/2031[2]		2,753	2,053

26	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Forestar Group, Inc. 3.85% 5/15/2026[2]	USD	1,000	$926
Forestar Group, Inc. 5.00% 3/1/2028[2]		2,000	1,821
GLP Capital, LP 4.00% 1/15/2030		2,500	2,220
Hospitality Properties Trust 4.50% 3/15/2025		1,965	1,830
Hospitality Properties Trust 7.50% 9/15/2025		906	889
Hospitality Properties Trust 3.95% 1/15/2028		4,150	3,255
Howard Hughes Corp. 5.375% 8/1/2028[2]		10,675	9,650
Howard Hughes Corp. 4.375% 2/1/2031[2]		825	669
Iron Mountain, Inc. 4.875% 9/15/2027[2]		3,000	2,864
Iron Mountain, Inc. 5.00% 7/15/2028[2]		2,410	2,272
Iron Mountain, Inc. 4.875% 9/15/2029[2]		3,085	2,818
Iron Mountain, Inc. 4.50% 2/15/2031[2]		955	831
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		3,150	2,520
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		1,125	854
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[2]		1,000	941
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[2]		4,000	3,416
RLJ Lodging Trust, LP 3.75% 7/1/2026[2]		1,000	925
Sun Communities Operating, LP 2.30% 11/1/2028		1,006	862
Sun Communities Operating, LP 2.70% 7/15/2031		3,703	2,994
Sun Communities Operating, LP 4.20% 4/15/2032		7,206	6,490
VICI Properties, LP 5.625% 5/1/2024[2]		4,745	4,726
VICI Properties, LP 5.75% 2/1/2027[2]		1,500	1,492
VICI Properties, LP 3.75% 2/15/2027[2]		2,390	2,237
VICI Properties, LP 3.875% 2/15/2029[2]		1,815	1,633
VICI Properties, LP 4.625% 12/1/2029[2]		3,000	2,790
VICI Properties, LP 4.125% 8/15/2030[2]		10,645	9,505
Westfield Corp., Ltd. 3.50% 6/15/2029[2]		2,083	1,753
			89,894

Materials 0.08%
Alcoa Nederland Holding BV 4.125% 3/31/2029[2]		2,000	1,818
Anglo American Capital PLC 2.625% 9/10/2030[2]		2,819	2,365
Anglo American Capital PLC 3.95% 9/10/2050[2]		803	617
Arconic Corp. 6.00% 5/15/2025[2]		2,000	1,993
Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[2]		530	528
Avient Corp. 5.75% 5/15/2025[2]		1,000	1,000
Ball Corp. 6.875% 3/15/2028		2,350	2,446
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		3,000	3,039
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		3,000	3,051
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		1,932	1,982
Braskem Idesa SAPI 7.45% 11/15/2029[2]		2,002	1,586
Braskem Netherlands Finance BV 7.25% 2/13/2033		2,750	2,637
Braskem Netherlands Finance BV 7.25% 2/13/2033[2]		1,270	1,218
CAN-PACK SA 3.875% 11/15/2029[2]		1,500	1,205
Celanese US Holdings, LLC 6.379% 7/15/2032		2,374	2,410
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[2]		3,000	3,055
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		3,400	3,342
Consolidated Energy Finance SA 6.50% 5/15/2026[2]		1,000	932
Dow Chemical Co. 5.55% 11/30/2048		2,500	2,485
Dow Chemical Co. 6.90% 5/15/2053		1,000	1,155
FMG Resources 4.375% 4/1/2031[2]		2,500	2,175
Graphic Packaging International, Inc. 3.50% 3/15/2028[2]		2,000	1,815
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]		2,600	2,115
Linde, Inc. 4.70% 12/5/2025		2,250	2,270
LYB International Finance III, LLC 4.20% 5/1/2050		2,000	1,554
LYB International Finance III, LLC 3.625% 4/1/2051		4,001	2,843
Methanex Corp. 5.125% 10/15/2027		1,000	956
Mineral Resources, Ltd. 8.125% 5/1/2027[2]		1,000	1,010
Mineral Resources, Ltd. 8.00% 11/1/2027[2]		2,075	2,115
Mosaic Co. 4.25% 11/15/2023		1,700	1,688
Nova Chemicals Corp. 4.875% 6/1/2024[2]		1,500	1,478
Nova Chemicals Corp. 5.25% 6/1/2027[2]		4,840	4,386
Nova Chemicals Corp. 4.25% 5/15/2029[2]		6,500	5,263
Novelis Corp. 3.25% 11/15/2026[2]		1,000	917
Novelis Corp. 3.875% 8/15/2031[2]		1,000	839
Nutrien, Ltd. 4.90% 3/27/2028		859	863
Nutrien, Ltd. 5.80% 3/27/2053		1,338	1,391

Capital Income Builder	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
OCI NV 6.70% 3/16/2033[2]	USD	5,195	$5,144
Olin Corp. 5.00% 2/1/2030		1,850	1,730
Sasol Financing USA, LLC 8.75% 5/3/2029[2]		2,000	2,008
Sealed Air Corp. 6.125% 2/1/2028[2]		327	332
Sherwin-Williams Company 3.45% 6/1/2027		5,851	5,619
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		1,246	1,121
			88,496

Total corporate bonds, notes & loans			2,874,766

Asset-backed obligations 0.69%
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[2,7,10]		1,317	1,307
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[2,10]		473	476
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 5.908% 12/18/2025[7,10]		8,542	8,551
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[2,10]		5,000	4,617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,10]		12,814	12,051
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,10]		8,090	7,459
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,10]		1,383	1,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[2,10]		102	99
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[2,10]		2,000	1,899
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[2,10]		2,000	1,875
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,10]		451	378
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.52% 9/15/2025[7,10]		6,102	6,107
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,10]		2,777	2,472
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,10]		329	300
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,10]		35,762	32,489
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,10]		5,735	4,884
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,10]		26,816	23,619
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,10]		44,524	44,399
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[2,10]		262	233
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[2,10]		485	432
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,10]		553	491
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[2,10]		742	659
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 5.138% 11/15/2035[7,10]		21	20
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 5.088% 7/15/2036[7,10]		1,359	1,235
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 5.088% 1/15/2037[7,10]		1,630	1,451
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 5.098% 2/15/2037[7,10]		3,341	3,092
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[10]		28,213	28,176
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[10]		5,896	5,797
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/2024[10]		380	380
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[10]		1,015	1,015
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,10]		4,303	4,224
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,10]		7,809	7,111
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.35% 2/15/2025[7,10]		4,124	4,125
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[2,10]		22,965	22,874
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,10]		40,645	39,441
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,10]		9,089	8,630
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,10]		46,597	41,932
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,10]		4,703	4,082

28	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,10]	USD	2,087	$1,988
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,10]		1,086	989
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[2,10]		298	271
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.50% 10/21/2024[7,10]		5,161	5,162
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.35% 9/16/2025[7,10]		5,875	5,875
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,10]		16,218	17,067
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,4,10]		1,780	1,735
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,10]		13,004	12,201
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,10]		4,878	4,561
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,10]		779	723
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[2,10]		1,164	1,072
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,10]		14,098	12,558
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,10]		5,267	4,658
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,10]		826	719
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[2,10]		2,012	1,752
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.33% 5/15/2025[7,10]		5,535	5,539
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[2,10]		2,097	2,073
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[2,10]		100	98
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,10,16]		1,501	1,522
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,10,16]		240	243
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,10]		2,166	1,903
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,10]		15,475	13,544
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,10]		1,236	1,086
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[2,10]		843	699
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,10]		17,532	15,904
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,10]		41,024	37,237
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[2,10]		1,328	1,106
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[2,10]		1,889	1,559
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.693% 4/20/2062[2,7,10]		20,597	20,129
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,10]		93,915	81,716
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[10]		13,964	13,775
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.43% 8/15/2024[7,10]		11,562	11,568
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,10]		7,425	6,919
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,10]		5,757	5,227
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[10]		646	580
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,10]		1,364	1,344
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[2,7,10]		1,989	1,992
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[10]		4,744	4,732
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]		518	510
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]		137	139
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]		484	476
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]		249	259
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,10]		4,893	4,330
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,10]		674	585
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[2,10]		1,015	874
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,10]		1,881	1,737
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[2,7,10]		1,500	1,503
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[10]		1,309	1,426
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,10]		307	275
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[2,10]		895	801
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[2,10]		5,335	4,980
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,7,10]		19,538	17,741
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.32% 8/15/2025[7,10]		2,245	2,245
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[2,10]		6,955	6,979
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,10]		1,561	1,373
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[2,10]		624	554

Capital Income Builder	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[10,12]	USD	14,780	$14,576
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[10,12]		4,849	4,867
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[10]		6,923	6,847
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,10]		7,482	7,410
			711,985

Bonds & notes of governments & government agencies outside the U.S. 0.10%
Colombia (Republic of) 8.00% 4/20/2033		2,500	2,498
Colombia (Republic of) 7.50% 2/2/2034		1,290	1,240
Dominican Republic 7.05% 2/3/2031[2]		780	794
Dominican Republic 5.875% 1/30/2060[2]		700	537
Panama (Republic of) 6.853% 3/28/2054		650	680
Panama (Republic of) 4.50% 4/1/2056		2,585	1,967
Panama (Republic of) 4.50% 1/19/2063		690	510
Peru (Republic of) 2.783% 1/23/2031		12,640	10,979
Peru (Republic of) 2.78% 12/1/2060		2,950	1,818
Peru (Republic of) 3.23% 7/28/2121		3,600	2,204
Portuguese Republic 5.125% 10/15/2024		41,500	41,625
Qatar (State of) 4.50% 4/23/2028[2]		7,070	7,249
Qatar (State of) 5.103% 4/23/2048[2]		4,800	4,936
Romania 3.50% 4/3/2034	EUR	1,770	1,506
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[2]	USD	5,000	4,921
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[2]		11,435	11,128
United Mexican States 5.00% 4/27/2051		2,370	2,087
United Mexican States 6.338% 5/4/2053		3,995	4,126
United Mexican States 3.75% 4/19/2071		2,550	1,741
			102,546

Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 4/24/2026[8]		37,230	35,547

Municipals 0.03%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		1,580	1,333

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		22,485	22,603

Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,815	4,200
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023		310	305
			4,505
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	6,177

Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 7/1/2024		800	789

Total municipals			35,407

Total bonds, notes & other debt instruments (cost: $19,663,791,000)			18,819,073

30	Capital Income Builder

Short-term securities 7.91%	Shares	Value (000)
Money market investments 7.77%
Capital Group Central Cash Fund 4.92%[3,17]	80,166,977	$8,015,896

Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 4.92%[3,17,18]	760,637	76,056
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[17,18]	23,600,000	23,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[17,18]	18,894,174	18,894
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.75%[17,18]	7,300,000	7,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[17,18]	7,300,000	7,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.73%[17,18]	4,400,000	4,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.76%[17,18]	4,400,000	4,400
Fidelity Investments Money Market Government Portfolio, Class I 4.73%[17,18]	2,900,000	2,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%[17,18]	2,900,000	2,900
		147,750

Total short-term securities (cost: $8,163,098,000)		8,163,646
Total investment securities 103.37% (cost: $90,212,854,000)		106,723,463
Other assets less liabilities (3.37)%		(3,476,481)

Net assets 100.00%		$103,246,982

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2023 (000)
30 Day Federal Funds Futures	Long	1,362	May 2023	USD540,133	$452
2 Year U.S. Treasury Note Futures	Long	18,518	June 2023	3,817,746	34,932
5 Year U.S. Treasury Note Futures	Long	38,793	June 2023	4,257,229	92,587
10 Year U.S. Treasury Note Futures	Short	1,429	June 2023	(164,625)	(4,971)
10 Year Ultra U.S. Treasury Note Futures	Short	3,817	June 2023	(463,587)	(16,399)
20 Year U.S. Treasury Bond Futures	Long	374	June 2023	49,239	1,741
30 Year Ultra U.S. Treasury Bond Futures	Long	2,206	June 2023	311,942	12,353
					$120,695

Forward currency contracts

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2023 (000)
USD	421	EUR	380	Morgan Stanley	5/17/2023	$2

Capital Income Builder	31

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		4/30/2023 (000)	paid (000)	at 4/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD	358,317	$(543)	$—	$(543)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		524,983	(763)	—	(763)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		716,700	(1,071)	—	(1,071)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		480,632	(6,394)	—	(6,394)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		519,368	(6,895)	—	(6,895)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		518,700	(7,068)	—	(7,068)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		80,177	(1,126)	—	(1,126)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		380,800	(5,458)	—	(5,458)
SOFR	Annual	3.41%	Annual	12/20/2029		634,000	(6,540)	—	(6,540)
SOFR	Annual	3.045%	Annual	7/27/2050		65,600	(193)	—	(193)
							$(36,051)	$—	$(36,051)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[19]	Value at 4/30/2023 (000)	[20]	Upfront premium received (000)	Unrealized appreciation at 4/30/2023 (000)
1.00%	Quarterly	CDX.EM.39	6/20/2028	USD5,000		$(302)		$(327)	$25

Investments in affiliates3

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Common stocks 0.36%
Financials 0.09%
360 ONE WAM, Ltd.[21]	$16,266	$87,446	$—	$—	$(6,809)	$96,903	$986
Patria Investments, Ltd., Class A22	63,033	1,403	—	—	2,861	—	2,156
						96,903
Industrials 0.18%
Trinity Industries, Inc.	220,024	—	—	—	(35,321)	184,703	4,010
Ventia Services Group Pty, Ltd.[23]	86,550	—	77,864	17,302	(25,988)	—	—
						184,703
Real estate 0.09%
POWERGRID Infrastructure Investment Trust REIT	98,707	—	—	—	(9,230)	89,477	4,372
VICI Properties, Inc. REIT[22]	1,686,120	—	133,431	12,623	82,008	—	39,111
						89,477
Total common stocks						371,083
Investment funds 2.34%
Capital Group Central Corporate Bond Fund	2,402,714	43,019	190,000	(49,391)	214,647	2,420,989	43,018
Short-term securities 7.84%
Money market investments 7.77%
Capital Group Central Cash Fund 4.92%[17]	8,626,386	6,505,449	7,116,899	382	578	8,015,896	153,010

32	Capital Income Builder

Investments in affiliates3 (continued)

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.92%[17,18]	$91,860		$15,804	[24]			$76,056	$—	[25]
Total short-term securities							8,091,952
Total 10.54%					$(19,084)	$222,746	$10,884,024	$246,663

Restricted securities16

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	$2,463	$2,419	.00%[26]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,10]	12/6/2022	1,501	1,522	.0026
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,10]	12/6/2022	240	243	.0026
Total		$4,204	$4,184	.00%[26]

[1]	All or a portion of this security was on loan. The total value of all such securities was $501,062,000, which represented .49% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,225,431,000, which represented 2.16% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Security did not produce income during the last 12 months.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $126,667,000, which represented .12% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,405,000, which represented .01% of the net assets of the fund.
[16]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,184,000, which represented less than .01% of the net assets of the fund.
[17]	Rate represents the seven-day yield at 4/30/2023.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[21]	This security changed its name during the reporting period.
[22]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2023. Refer to the investment portfolio for the security value at 4/30/2023.
[23]	Affiliated issuer during the reporting period but no longer held at 4/30/2023.
[24]	Represents net activity. Refer to Note 5 for more information on securities lending.
[25]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[26]	Amount less than .01%.

Capital Income Builder	33

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CLO = Collateralized Loan Obligations

CME = CME Group

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fac. = Facility

Facs. = Facilities

G.O. = General Obligation

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

34	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $501,062 of investment securities on loan):
Unaffiliated issuers (cost: $78,912,489)	$95,839,439
Affiliated issuers (cost: $11,300,365)	10,884,024	$106,723,463
Cash		269
Cash denominated in currencies other than U.S. dollars (cost: $20,597)		20,606
Unrealized appreciation on open forward currency contracts		2
Receivables for:
Sales of investments	3,886,578
Sales of fund’s shares	53,944
Dividends and interest	611,148
Securities lending income	1,621
Variation margin on futures contracts	16,858
Variation margin on centrally cleared swap contracts	2,006
Other	4,451	4,576,606
		111,320,946
Liabilities:
Collateral for securities on loan		147,750
Unrealized depreciation on unfunded commitments		12
Payables for:
Purchases of investments	7,748,230
Repurchases of fund’s shares	55,642
Investment advisory services	22,823
Services provided by related parties	18,715
Trustees’ deferred compensation	2,407
Variation margin on futures contracts	3,533
Variation margin on centrally cleared swap contracts	4,776
Other	70,076	7,926,202
Net assets at April 30, 2023		$103,246,982

Net assets consist of:
Capital paid in on shares of beneficial interest		$86,501,455
Total distributable earnings		16,745,527
Net assets at April 30, 2023		$103,246,982

Refer to the notes to financial statements.

Capital Income Builder	35

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,588,110 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$61,829,714	950,907		$65.02
Class C	1,367,869	20,980		65.20
Class T	11	—	*	65.00
Class F-1	2,163,752	33,278		65.02
Class F-2	13,627,396	209,783		64.96
Class F-3	5,496,332	84,559		65.00
Class 529-A	2,295,494	35,318		65.00
Class 529-C	77,017	1,182		65.18
Class 529-E	64,256	988		65.02
Class 529-T	14	—	*	65.01
Class 529-F-1	12	—	*	64.98
Class 529-F-2	172,396	2,651		65.03
Class 529-F-3	13	—	*	65.02
Class R-1	59,121	908		65.09
Class R-2	359,642	5,529		65.05
Class R-2E	38,140	589		64.72
Class R-3	641,349	9,862		65.04
Class R-4	451,968	6,953		65.00
Class R-5E	91,877	1,415		64.91
Class R-5	262,689	4,039		65.04
Class R-6	14,247,920	219,169		65.01

*	Amount less than one thousand.

Refer to the notes to financial statements.

36	Capital Income Builder

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $44,739; also includes $246,663 from affiliates)	$1,770,868
Interest from unaffiliated issuers	276,469
Securities lending income (net of fees)	2,942	$2,050,279
Fees and expenses*:
Investment advisory services	118,288
Distribution services	92,189
Transfer agent services	34,842
Administrative services	15,107
529 plan services	771
Reports to shareholders	1,287
Registration statement and prospectus	578
Trustees’ compensation	647
Auditing and legal	80
Custodian	4,714
Other	109	268,612
Net investment income		1,781,667

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $4,469):
Unaffiliated issuers	930,826
Affiliated issuers	(19,084)
Futures contracts	(239,269)
Forward currency contracts	(46)
Swap contracts	182,532
Currency transactions	1,575	856,534
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $51,144):
Unaffiliated issuers	6,424,604
Affiliated issuers	222,746
Futures contracts	338,825
Forward currency contracts	8
Swap contracts	(206,854)
Currency translations	10,235	6,789,564
Net realized gain and unrealized appreciation		7,646,098

Net increase in net assets resulting from operations		$9,427,765

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Capital Income Builder	37

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$1,781,667	$3,232,451
Net realized gain	856,534	1,293,606
Net unrealized appreciation (depreciation)	6,789,564	(14,622,919)
Net increase (decrease) in net assets resulting from operations	9,427,765	(10,096,862)

Distributions paid to shareholders	(2,153,981)	(3,677,886)

Net capital share transactions	(540,237)	221,678

Total increase (decrease) in net assets	6,733,547	(13,553,070)

Net assets:
Beginning of period	96,513,435	110,066,505
End of period	$103,246,982	$96,513,435

*	Unaudited.

Refer to the notes to financial statements.

38	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital Income Builder	39

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2023 (dollars in thousands):

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$6,366,031	$6,542,172	$70	$12,908,273
Health care	7,496,619	2,573,859	—	10,070,478
Consumer staples	5,308,742	4,704,106	—	10,012,848
Industrials	4,269,394	3,738,452	—	8,007,846
Information technology	5,626,901	1,358,809	—	6,985,710
Real estate	5,528,997	1,079,947	—	6,608,944
Utilities	3,154,171	3,328,616	—	6,482,787
Energy	4,526,574	1,613,545	31	6,140,150
Consumer discretionary	1,765,407	1,767,978	—	3,533,385
Communication services	1,671,913	1,600,261	—	3,272,174
Materials	1,824,934	1,097,045	—	2,921,979
Preferred securities	33,982	10,400	—	44,382
Rights & warrants	881	—	—	881
Convertible stocks	329,918	—	—	329,918
Investment funds	2,420,989	—	—	2,420,989
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	8,544,401	—	8,544,401
Mortgage-backed obligations	—	6,508,695	5,726	6,514,421
Corporate bonds, notes & loans	—	2,874,766	—	2,874,766
Asset-backed obligations	—	708,485	3,500	711,985
Bonds & notes of governments & government agencies outside the U.S.	—	102,546	—	102,546
Federal agency bonds & notes	—	35,547	—	35,547
Municipals	—	35,407	—	35,407
Short-term securities	8,163,646	—	—	8,163,646
Total	$58,489,099	$48,225,037	$9,327	$106,723,463

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$142,065	$—	$—	$142,065
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared credit default swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(21,370)	—	—	(21,370)
Unrealized depreciation on centrally cleared interest rate swaps	—	(36,051)	—	(36,051)
Total	$120,695	$(36,024)	$—	$84,671

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

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Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2023, the total value of securities on loan was $501,062,000, and the total value of collateral received was $531,045,000. Collateral received includes cash of $147,750,000 and U.S. government securities of $383,295,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of April 30, 2023, the fund’s maximum exposure of unfunded bond commitments was $418,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized depreciation of $12,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

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Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,081,523,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $397,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

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Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $3,166,320,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $8,333,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$142,065	Unrealized depreciation*	$21,370
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	36,051
Swap (centrally cleared)	Credit	Unrealized appreciation*	25	Unrealized depreciation*	—
			$142,092		$57,421

Refer to the end of the tables for footnote.

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		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(239,269)	Net unrealized appreciation on futures contracts	$338,825
Forward currency	Currency	Net realized loss on forward currency contracts	(46)	Net unrealized appreciation on forward currency contracts	8
Swap	Interest	Net realized gain on swap contracts	181,727	Net unrealized depreciation on swap contracts	(206,879)
Swap	Credit	Net realized gain on swap contracts	805	Net unrealized appreciation on swap contracts	25
			$(56,783)		$131,979

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2023, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets
Morgan Stanley	$2	$—	$—	$—	$2

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

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As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2023, the fund recognized $14,526,000 in reclaims (net of the effect of realized gain or loss from currency translations) and $7,399,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$ 887,139
Capital loss carryforward*	(650,581)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$20,580,488
Gross unrealized depreciation on investments	(4,559,703)
Net unrealized appreciation on investments	16,020,785
Cost of investments	90,787,677

48	Capital Income Builder

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2023		Year ended October 31, 2022
Class A	$1,274,305		$2,204,404
Class C	24,793		48,020
Class T	—	†	—	†
Class F-1	44,867		79,956
Class F-2	292,157		475,799
Class F-3	120,321		193,691
Class 529-A	46,805		81,529
Class 529-C	1,327		2,594
Class 529-E	1,250		2,187
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	3,656		5,781
Class 529-F-3	—	†	—	†
Class R-1	1,003		1,685
Class R-2	6,137		10,303
Class R-2E	705		1,266
Class R-3	12,311		21,533
Class R-4	9,317		17,146
Class R-5E	1,871		2,841
Class R-5	5,879		10,567
Class R-6	307,277		518,584
Total	$2,153,981		$3,677,886

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2023, the investment advisory services fees were $118,288,000, which were equivalent to an annualized rate of 0.235% of average daily net assets.

Capital Income Builder	49

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2023, the 529 plan services fees were $771,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

50	Capital Income Builder

For the six months ended April 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$75,377		$23,502		$9,087		Not applicable
Class C	7,132		563		215		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	2,631		1,473		322		Not applicable
Class F-2	Not applicable		6,856		1,978		Not applicable
Class F-3	Not applicable		22		797		Not applicable
Class 529-A	2,630		791		336		$678
Class 529-C	392		28		12		24
Class 529-E	158		10		9		19
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		21		25		50
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	290		28		9		Not applicable
Class R-2	1,330		624		53		Not applicable
Class R-2E	113		39		6		Not applicable
Class R-3	1,580		476		95		Not applicable
Class R-4	556		223		67		Not applicable
Class R-5E	Not applicable		66		13		Not applicable
Class R-5	Not applicable		62		39		Not applicable
Class R-6	Not applicable		58		2,044		Not applicable
Total class-specific expenses	$92,189		$34,842		$15,107		$771

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $647,000 in the fund’s statement of operations reflects $382,000 in current fees (either paid in cash or deferred) and a net increase of $265,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $225,511,000 and $491,765,000, respectively, which generated $93,505,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

Capital Income Builder	51

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$1,381,576	21,675	$1,243,781		19,893		$(3,500,663)	(55,125)	$(875,306)	(13,557)
Class C	58,893	922	24,545		390		(280,354)	(4,385)	(196,916)	(3,073)
Class T	—	—	—		—		—	—	—	—
Class F-1	25,932	406	44,179		707		(159,827)	(2,516)	(89,716)	(1,403)
Class F-2	1,285,933	20,184	281,481		4,508		(1,451,460)	(22,889)	115,954	1,803
Class F-3	648,974	10,324	119,047		1,905		(510,288)	(8,018)	257,733	4,211
Class 529-A	88,894	1,394	46,796		749		(160,912)	(2,522)	(25,222)	(379)
Class 529-C	7,204	113	1,327		21		(17,832)	(278)	(9,301)	(144)
Class 529-E	2,757	43	1,250		20		(5,589)	(88)	(1,582)	(25)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	16,115	253	3,656		59		(14,160)	(222)	5,611	90
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	2,875	45	1,003		16		(5,871)	(92)	(1,993)	(31)
Class R-2	24,924	391	6,128		98		(40,873)	(642)	(9,821)	(153)
Class R-2E	3,053	48	705		11		(5,028)	(79)	(1,270)	(20)
Class R-3	39,940	627	12,278		196		(69,531)	(1,089)	(17,313)	(266)
Class R-4	26,405	414	9,312		149		(46,801)	(735)	(11,084)	(172)
Class R-5E	10,262	161	1,870		30		(7,824)	(123)	4,308	68
Class R-5	11,852	186	5,873		94		(26,291)	(411)	(8,566)	(131)
Class R-6	532,470	8,335	307,265		4,919		(515,488)	(8,092)	324,247	5,162
Total net increase (decrease)	$4,168,059	65,521	$2,110,496		33,765		$(6,818,792)	(107,306)	$(540,237)	(8,020)

Refer to the end of the table for footnotes.

52	Capital Income Builder

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$3,465,066	52,358	$2,152,168		32,762		$(6,529,586)	(99,587)	$(912,352)	(14,467)
Class C	159,051	2,387	47,492		717		(569,730)	(8,621)	(363,187)	(5,517)
Class T	—	—	—		—		—	—	—	—
Class F-1	84,636	1,284	78,736		1,198		(315,063)	(4,782)	(151,691)	(2,300)
Class F-2	3,259,555	49,796	458,007		6,992		(2,594,158)	(39,749)	1,123,404	17,039
Class F-3	1,014,514	15,391	190,957		2,914		(941,761)	(14,316)	263,710	3,989
Class 529-A	188,969	2,853	81,502		1,241		(335,197)	(5,089)	(64,726)	(995)
Class 529-C	17,495	265	2,592		39		(44,346)	(667)	(24,259)	(363)
Class 529-E	5,185	78	2,187		33		(12,327)	(185)	(4,955)	(74)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	37,272	561	5,780		88		(21,821)	(332)	21,231	317
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	11,274	169	1,685		25		(16,586)	(248)	(3,627)	(54)
Class R-2	62,429	946	10,287		156		(97,827)	(1,482)	(25,111)	(380)
Class R-2E	7,901	120	1,266		19		(12,763)	(196)	(3,596)	(57)
Class R-3	101,417	1,533	21,473		326		(168,818)	(2,558)	(45,928)	(699)
Class R-4	82,790	1,245	17,144		260		(152,062)	(2,306)	(52,128)	(801)
Class R-5E	26,919	416	2,841		44		(16,208)	(249)	13,552	211
Class R-5	34,049	513	10,549		161		(64,713)	(973)	(20,115)	(299)
Class R-6	1,014,868	15,516	518,577		7,908		(1,061,989)	(16,080)	471,456	7,344
Total net increase (decrease)	$9,573,390	145,431	$3,603,243		54,883		$(12,954,955)	(197,420)	$221,678	2,894

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $53,172,822,000 and $54,521,744,000, respectively, during the six months ended April 30, 2023.

Capital Income Builder	53

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[5,6]	$60.47	$1.09	$4.80	$5.89	$(1.34)	$—	$(1.34)	$65.02	9.83%[7]	$61,830		.61%[8]		.61%[8]		3.46%[8]
10/31/2022	69.09	1.98	(8.33)	(6.35)	(2.27)	—	(2.27)	60.47	(9.42)	58,325		.59		.59		3.00
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634		.59		.59		3.12
10/31/2020	61.99	1.96	(4.74)	(2.78)	(2.09)	(.60)	(2.69)	56.52	(4.55)	56,666		.61		.61		3.31
10/31/2019	58.01	1.94	4.18	6.12	(2.14)	—	(2.14)	61.99	10.79	65,201		.60		.60		3.23
10/31/2018	62.81	1.95	(3.81)	(1.86)	(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		.58		3.18
Class C:
4/30/2023[5,6]	60.63	.85	4.81	5.66	(1.09)	—	(1.09)	65.20	9.42 [7]	1,368		1.35	[8]	1.35	[8]	2.67	[8]
10/31/2022	69.23	1.49	(8.34)	(6.85)	(1.75)	—	(1.75)	60.63	(10.07)	1,458		1.33		1.33		2.25
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047		1.34		1.34		2.37
10/31/2020	62.07	1.52	(4.73)	(3.21)	(1.63)	(.60)	(2.23)	56.63	(5.26)	2,083		1.35		1.35		2.55
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		1.36		2.47
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		1.37		2.39
Class T:
4/30/2023[5,6]	60.46	1.18	4.78	5.96	(1.42)	—	(1.42)	65.00	9.96 [7,9]	—	[10]	.35	[8,9]	.35	[8,9]	3.72	[8,9]
10/31/2022	69.08	2.14	(8.32)	(6.18)	(2.44)	—	(2.44)	60.46	(9.18)[9]	—	[10]	.33	[9]	.33	[9]	3.26	[9]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [9]	—	[10]	.34	[9]	.34	[9]	3.37	[9]
10/31/2020	62.00	2.11	(4.75)	(2.64)	(2.24)	(.60)	(2.84)	56.52	(4.31)[9]	—	[10]	.35	[9]	.35	[9]	3.57	[9]
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [9]	—	[10]	.36	[9]	.36	[9]	3.48	[9]
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[9]	—	[10]	.36	[9]	.36	[9]	3.40	[9]
Class F-1:
4/30/2023[5,6]	60.48	1.07	4.79	5.86	(1.32)	—	(1.32)	65.02	9.78 [7]	2,164		.66	[8]	.66	[8]	3.40	[8]
10/31/2022	69.09	1.94	(8.33)	(6.39)	(2.22)	—	(2.22)	60.48	(9.46)	2,097		.64		.64		2.95
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555		.65		.65		3.06
10/31/2020	61.98	1.93	(4.74)	(2.81)	(2.06)	(.60)	(2.66)	56.51	(4.61)	3,033		.65		.65		3.26
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013		.66		.66		3.17
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		.66		3.11
Class F-2:
4/30/2023[5,6]	60.42	1.17	4.78	5.95	(1.41)	—	(1.41)	64.96	9.94 [7]	13,627		.38	[8]	.38	[8]	3.69	[8]
10/31/2022	69.03	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.42	(9.21)	12,566		.37		.37		3.23
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182		.37		.37		3.34
10/31/2020	61.95	2.09	(4.75)	(2.66)	(2.22)	(.60)	(2.82)	56.47	(4.35)	10,126		.38		.38		3.54
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155		.39		.39		3.43
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		.39		3.37
Class F-3:
4/30/2023[5,6]	60.46	1.20	4.78	5.98	(1.44)	—	(1.44)	65.00	10.00 [7]	5,496		.28	[8]	.28	[8]	3.80	[8]
10/31/2022	69.08	2.19	(8.33)	(6.14)	(2.48)	—	(2.48)	60.46	(9.12)	4,858		.26		.26		3.33
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275		.27		.27		3.45
10/31/2020	61.98	2.15	(4.74)	(2.59)	(2.29)	(.60)	(2.89)	56.50	(4.24)	4,102		.28		.28		3.64
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401		.29		.29		3.54
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		.29		3.47
Class 529-A:
4/30/2023[5,6]	60.45	1.08	4.79	5.87	(1.32)	—	(1.32)	65.00	9.82 [7]	2,296		.65	[8]	.65	[8]	3.43	[8]
10/31/2022	69.06	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.45	(9.45)	2,158		.61		.61		2.98
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534		.63		.63		3.08
10/31/2020	61.96	1.93	(4.73)	(2.80)	(2.07)	(.60)	(2.67)	56.49	(4.59)	2,164		.65		.65		3.27
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306		.66		.66		3.17
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		.66		3.11

Refer to the end of the table for footnotes.

54	Capital Income Builder

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2023[5,6]	$60.61	$.83	$4.81	$5.64	$(1.07)	$—	$(1.07)	$65.18	9.39%[7]	$77		1.41%[8]		1.41%[8]		2.63%[8]
10/31/2022	69.21	1.45	(8.34)	(6.89)	(1.71)	—	(1.71)	60.61	(10.13)	80		1.38		1.38		2.19
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117		1.37		1.37		2.33
10/31/2020	62.02	1.50	(4.73)	(3.23)	(1.58)	(.60)	(2.18)	56.61	(5.29)	127		1.38		1.38		2.52
10/31/2019	58.03	1.46	4.17	5.63	(1.64)	—	(1.64)	62.02	9.89	375		1.40		1.40		2.44
10/31/2018	62.77	1.43	(3.81)	(2.38)	(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		1.42		2.33
Class 529-E:
4/30/2023[5,6]	60.48	1.01	4.78	5.79	(1.25)	—	(1.25)	65.02	9.66 [7]	64		.87	[8]	.87	[8]	3.20	[8]
10/31/2022	69.09	1.80	(8.32)	(6.52)	(2.09)	—	(2.09)	60.48	(9.65)	61		.85		.85		2.74
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75		.85		.85		2.86
10/31/2020	61.98	1.81	(4.75)	(2.94)	(1.93)	(.60)	(2.53)	56.51	(4.80)	68		.86		.86		3.05
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82		.88		.88		2.96
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		.88		2.88
Class 529-T:
4/30/2023[5,6]	60.47	1.16	4.78	5.94	(1.40)	—	(1.40)	65.01	9.95 [7,9]	—	[10]	.40	[8,9]	.40	[8,9]	3.68	[8,9]
10/31/2022	69.08	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.47	(9.22)[9]	—	[10]	.37	[9]	.37	[9]	3.22	[9]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [9]	—	[10]	.40	[9]	.40	[9]	3.31	[9]
10/31/2020	62.00	2.08	(4.75)	(2.67)	(2.21)	(.60)	(2.81)	56.52	(4.37)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [9]	—	[10]	.42	[9]	.42	[9]	3.41	[9]
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[9]	—	[10]	.42	[9]	.42	[9]	3.33	[9]
Class 529-F-1:
4/30/2023[5,6]	60.44	1.14	4.78	5.92	(1.38)	—	(1.38)	64.98	9.90 [7,9]	—	[10]	.47	[8,9]	.47	[8,9]	3.62	[8,9]
10/31/2022	69.05	2.06	(8.32)	(6.26)	(2.35)	—	(2.35)	60.44	(9.30)[9]	—	[10]	.46	[9]	.46	[9]	3.13	[9]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [9]	—	[10]	.44	[9]	.44	[9]	3.17	[9]
10/31/2020	61.97	2.08	(4.74)	(2.66)	(2.21)	(.60)	(2.81)	56.50	(4.36)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115		.42		.42		3.41
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		.42		3.33
Class 529-F-2:
4/30/2023[5,6]	60.49	1.18	4.77	5.95	(1.41)	—	(1.41)	65.03	9.95 [7]	172		.37	[8]	.37	[8]	3.72	[8]
10/31/2022	69.11	2.13	(8.33)	(6.20)	(2.42)	—	(2.42)	60.49	(9.20)	155		.36		.36		3.24
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155		.38		.38		3.34
10/31/2020[5,11]	56.52	—	—	—	—	—	—	56.52	—	110		—		—		—
Class 529-F-3:
4/30/2023[5,6]	60.47	1.18	4.79	5.97	(1.42)	—	(1.42)	65.02	9.97 [7]	—	[10]	.34	[8]	.34	[8]	3.74	[8]
10/31/2022	69.09	2.15	(8.33)	(6.18)	(2.44)	—	(2.44)	60.47	(9.17)	—	[10]	.32		.32		3.27
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	—	[10]	.38		.33		3.38
10/31/2020[5,11]	56.52	—	—	—	—	—	—	56.52	—	—	[10]	—		—		—
Class R-1:
4/30/2023[5,6]	60.54	.85	4.79	5.64	(1.09)	—	(1.09)	65.09	9.40 [7]	59		1.37	[8]	1.37	[8]	2.69	[8]
10/31/2022	69.14	1.48	(8.33)	(6.85)	(1.75)	—	(1.75)	60.54	(10.11)	57		1.34		1.34		2.25
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69		1.36		1.36		2.35
10/31/2020	62.00	1.50	(4.72)	(3.22)	(1.62)	(.60)	(2.22)	56.56	(5.29)	62		1.38		1.38		2.53
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		1.39		2.46
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		1.39		2.36

Refer to the end of the table for footnotes.

Capital Income Builder	55

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[5,6]	$60.50	$.85	$4.79	$5.64	$(1.09)	$—	$(1.09)	$65.05	9.41%[7]	$360	1.38%[8]		1.38%[8]		2.69%[8]
10/31/2022	69.10	1.47	(8.32)	(6.85)	(1.75)	—	(1.75)	60.50	(10.10)	344	1.35		1.35		2.24
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36		1.36		2.35
10/31/2020	61.98	1.50	(4.73)	(3.23)	(1.62)	(.60)	(2.22)	56.53	(5.30)	379	1.38		1.38		2.53
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460	1.38		1.38		2.45
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487	1.39		1.39		2.37
Class R-2E:
4/30/2023[5,6]	60.20	.94	4.76	5.70	(1.18)	—	(1.18)	64.72	9.56 [7]	38	1.09	[8]	1.09	[8]	2.98	[8]
10/31/2022	68.78	1.66	(8.29)	(6.63)	(1.95)	—	(1.95)	60.20	(9.85)	37	1.06		1.06		2.53
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07		1.07		2.64
10/31/2020	61.72	1.67	(4.72)	(3.05)	(1.80)	(.60)	(2.40)	56.27	(5.03)	40	1.09		1.09		2.83
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50	1.09		1.09		2.74
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40	1.09		1.09		2.67
Class R-3:
4/30/2023[5,6]	60.49	.99	4.79	5.78	(1.23)	—	(1.23)	65.04	9.66 [7]	641	.93	[8]	.93	[8]	3.14	[8]
10/31/2022	69.09	1.77	(8.32)	(6.55)	(2.05)	—	(2.05)	60.49	(9.70)	613	.91		.91		2.68
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748	.92		.92		2.80
10/31/2020	61.98	1.77	(4.74)	(2.97)	(1.89)	(.60)	(2.49)	56.52	(4.87)	673	.93		.93		2.98
10/31/2019	58.00	1.74	4.17	5.91	(1.93)	—	(1.93)	61.98	10.40	835	.94		.94		2.90
10/31/2018	62.80	1.73	(3.82)	(2.09)	(1.92)	(.79)	(2.71)	58.00	(3.52)	858	.94		.94		2.82
Class R-4:
4/30/2023[5,6]	60.46	1.09	4.78	5.87	(1.33)	—	(1.33)	65.00	9.81 [7]	452	.63	[8]	.63	[8]	3.44	[8]
10/31/2022	69.07	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.46	(9.43)	431	.61		.61		2.98
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547	.62		.62		3.10
10/31/2020	61.97	1.95	(4.74)	(2.79)	(2.08)	(.60)	(2.68)	56.50	(4.58)	475	.62		.62		3.29
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583	.64		.64		3.21
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732	.64		.64		3.12
Class R-5E:
4/30/2023[5,6]	60.38	1.15	4.77	5.92	(1.39)	—	(1.39)	64.91	9.92 [7]	92	.43	[8]	.43	[8]	3.66	[8]
10/31/2022	68.98	2.08	(8.30)	(6.22)	(2.38)	—	(2.38)	60.38	(9.24)	81	.41		.41		3.18
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78	.42		.42		3.29
10/31/2020	61.91	2.07	(4.75)	(2.68)	(2.20)	(.60)	(2.80)	56.43	(4.40)	55	.42		.42		3.51
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43	.43		.43		3.31
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20	.44		.44		3.32
Class R-5:
4/30/2023[5,6]	60.50	1.18	4.78	5.96	(1.42)	—	(1.42)	65.04	9.99 [7]	263	.33	[8]	.33	[8]	3.74	[8]
10/31/2022	69.11	2.16	(8.32)	(6.16)	(2.45)	—	(2.45)	60.50	(9.16)	252	.30		.30		3.28
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309	.31		.31		3.40
10/31/2020	62.01	2.13	(4.75)	(2.62)	(2.26)	(.60)	(2.86)	56.53	(4.28)	274	.32		.32		3.59
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326	.33		.33		3.47
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214	.34		.34		3.42
Class R-6:
4/30/2023[5,6]	60.47	1.20	4.78	5.98	(1.44)	—	(1.44)	65.01	10.00 [7]	14,248	.28	[8]	.28	[8]	3.80	[8]
10/31/2022	69.08	2.19	(8.32)	(6.13)	(2.48)	—	(2.48)	60.47	(9.11)	12,940	.26		.26		3.33
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277	.27		.27		3.45
10/31/2020	61.99	2.16	(4.75)	(2.59)	(2.29)	(.60)	(2.89)	56.51	(4.24)	12,651	.27		.27		3.65
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050	.28		.28		3.54
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528	.29		.29		3.48

Refer to the end of the table for footnotes.

56	Capital Income Builder

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[12,13]	April 30, 2023[5,6,7]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	17%	27%	41%	55%	32%	37%
Including mortgage dollar roll transactions	58%	87%	72%	118%	45%	73%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Capital Income Builder	57

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

58	Capital Income Builder

Expense example (continued)

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,098.32	$3.17	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	1,094.19	7.01	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	1,099.61	1.82	.35
Class T – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class F-1 – actual return	1,000.00	1,097.80	3.43	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,099.45	1.98	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,100.00	1.46	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	1,098.18	3.38	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	1,093.85	7.32	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,096.63	4.52	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	1,099.51	2.08	.40
Class 529-T – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-1 – actual return	1,000.00	1,099.01	2.45	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 529-F-2 – actual return	1,000.00	1,099.53	1.93	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,099.75	1.77	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-1 – actual return	1,000.00	1,093.97	7.11	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 – actual return	1,000.00	1,094.08	7.17	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,095.58	5.66	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 – actual return	1,000.00	1,096.57	4.83	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	1,098.11	3.28	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,099.19	2.24	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,099.89	1.72	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,099.97	1.46	.28
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital Income Builder	59

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

60	Capital Income Builder

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2023